As filed with the Securities and Exchange Commission on October 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
 (Exact name of registrant as specified in charter)

3043 Townsgate Road
Westlake Village, California 91361
 (Address of principal executive offices) (Zip code)

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Townsgate Road
Westlake Village, California 91361
(Name and address of agent for service)

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 746-2046
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2015

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended December 31, 2015 originally filed with the Securities and Exchange Commission on March 10, 2016. The purpose of this amendment is to include a detailed Schedule of Investments in Item 6 – Investments as of December 31, 2015 and updated certifications attached as Exhibit 99. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Annual Report
As of and for the year ended December 31, 2015

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Table of Contents

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Assets and Liabilities
December 31, 2015

Assets:
Investments at fair value (cost $196,551,238)	$219,421,315
Receivable from PennyMac Loan Services, LLC	16,321,728
Other assets	3,542,638
Total assets	239,285,681

Liabilities:
Asset-backed financing at fair value (proceeds $87,390,151)	86,629,398
Payable to PennyMac Loan Services, LLC	726,753
Accrued expenses	415,139
Payable to Investment Manager	317,284
Other liabilities	225,845
Total liabilities	88,314,419

Partners’ capital	$150,971,262

Partners’ capital consists of:
Non-controlling Interest	$24,920,297
General Partner	41,895,520
Limited Partner	84,155,445
Total partners’ capital	$150,971,262

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
December 31, 2015

INVESTMENTS - 145%*
INVESTMENTS IN NONAFFILIATES - 117%*

	Note	Maturity		Principal	Fair
Description	interest rate	date	State	amount	value
Mortgage loans
Mortgage Loan ID#1000043954**	7.25%	5/1/2037	FL	$2,250,000	$1,869,241
Mortgage Loan ID#1000015063**	7.38%	9/1/2036	FL	1,350,000	1,319,713
Mortgage Loan ID#1000043569**	2.75%	9/1/2036	CA	1,500,000	950,598
Mortgage Loan ID#1000028984**	2.00%	12/1/2036	CA	1,364,442	921,936
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	878,686
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	876,413
Mortgage Loan ID#1000035099**	6.00%	7/1/2037	NY	999,000	761,647
Mortgage Loan ID#1000002189	5.13%	8/1/2055	NY	1,022,097	682,559
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	673,207
Mortgage Loan ID#1000043535**	5.34%	11/1/2044	NY	884,576	665,966
Mortgage Loan ID#1000035161**	7.75%	9/1/2037	NJ	632,986	650,414
Mortgage Loan ID#1000043772**	5.88%	7/1/2037	FL	920,218	629,582
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	627,416
Mortgage Loan ID#1000000557**	6.90%	3/1/2037	NJ	990,473	604,913
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,863	590,264
Mortgage Loan ID#1000001651	3.00%	5/1/2055	FL	1,446,090	588,249
Mortgage Loan ID#1000034768**	3.00%	4/1/2036	NY	655,718	585,357
Mortgage Loan ID#1000043744**	6.38%	11/1/2036	CA	778,451	577,531
Mortgage Loan ID#1000035343**	6.50%	12/1/2043	CA	893,840	552,076
Mortgage Loan ID#1000026350**	6.50%	4/1/2037	NY	719,176	521,125
Mortgage Loan ID#1000015511**	2.00%	4/1/2052	WI	675,687	503,996
Mortgage Loan ID#1000026843**	5.88%	9/1/2035	CA	536,000	501,362
Mortgage Loan ID#1000026795**	3.00%	1/1/2049	CA	570,274	499,561
Mortgage Loan ID#1000015179**	4.25%	10/1/2043	CT	872,985	499,129
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	629,568	494,528
Mortgage Loan ID#1000026032**	4.00%	12/1/2036	HI	420,101	489,106
Mortgage Loan ID#1000043537**	7.38%	2/1/2038	NY	570,325	488,000
Mortgage Loan ID#1000027182**	7.00%	10/1/2037	NV	649,095	484,520
Mortgage Loan ID#1000038489	6.13%	11/1/2036	NY	590,000	484,031
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	482,811
Mortgage Loan ID#1000016833**	6.50%	10/1/2037	NY	645,282	479,977
Mortgage Loan ID#1000026305**	5.88%	10/1/2036	CA	595,536	476,332
Mortgage Loan ID#1000043672**	6.38%	2/1/2038	NY	551,822	470,006
Mortgage Loan ID#1000043694**	5.50%	1/1/2043	CT	650,207	465,683
Mortgage Loan ID#1000001628	10.37%	5/1/2037	NY	451,250	465,197
Mortgage Loan ID#1000026020**	3.00%	6/1/2037	CA	550,959	463,390
Mortgage Loan ID#1000003907**	6.00%	7/1/2037	MD	579,090	459,094
Mortgage Loan ID#1000001631	8.88%	8/1/2037	NY	472,500	459,031
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	458,885
Other**				221,926,448	122,669,745
				254,364,381	147,321,277

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
December 31, 2015

Description		State	Principal amount	Fair value
Real estate acquired in settlement of loans
Property ID#1000043536**		MN	$860,000	$879,900
Property ID#1000001643		FL	621,672	700,000
Property ID#1000016499**		NJ	720,000	650,000
Property ID#1000003584		MD	539,160	625,000
Property ID#1000027733**		IL	573,920	625,000
Property ID#1000027525**		NJ	554,549	607,563
Property ID#1000015181**		IL	869,995	590,000
Property ID#1002229087		GA	545,063	500,000
Property ID#1000016184**		NJ	440,000	468,796
Property ID#1000028068**		CA	485,478	465,000
Property ID#1000016154**		FL	472,046	460,000
Other**			29,956,833	22,297,605
			36,638,716	28,868,864

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $153,320,064)			291,003,097	176,190,141

INVESTMENTS IN AFFILIATES - 29%*

Name of Issuer			Shares	Fair value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^			$43,231,174	$43,231,174

TOTAL INVESTMENTS IN AFFILIATES (Cost $43,231,174)			43,231,174	43,231,174

TOTAL INVESTMENTS (Cost $196,551,238)				$219,421,315

LIABILITIES - 57%*	Note	Maturity
Description	interest rate	date	Principal amount	Fair value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^	4.00%	3/25/2055	$80,921,835	$80,118,686
PNMAC 2015-NPL1 A-1-REGS ^	4.00%	3/25/2055	6,575,979	6,510,712

TOTAL LIABILITIES (Proceeds $87,390,151)			87,497,814	86,629,398

Other assets in excess of other liabilities - 12%*				18,179,345

TOTAL PARTNERS’ CAPITAL - 100%*				$150,971,262

*     Percentages are stated as a percent of partners’ capital
**   Pledged as collateral for asset-backed financing, including $83,152,158 of $122,669,745 other mortgage loans and $18,618,377 of $22,297,605 real estate acquired in settlement of loans (See Note 5)
^  Investment represents securities held or issued by related parties
    All investments are in the United States of America.
(Concluded)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Operations
For the Year Ended December 31, 2015

Investment income:
Interest from mortgage loans	$27,208,939
Home Affordable Modification Program incentives	963,434
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	46,801
Other	36,645
Total investment income	28,255,819

Expenses:
Collection and liquidation expenses	4,124,712
Interest on asset-backed financing	2,897,540
Mortgage loan servicing fees to PennyMac Loan Services, LLC	2,096,459
Investment advisory fees to PennyMac Capital Management, LLC	2,084,407
Asset-backed financing issuance costs	821,257
Professional fees	466,360
Directors’ fees and expenses	281,940
Insurance	250,995
Administration fees	249,882
Collateral valuation	169,557
Trustee fees	58,049
Custodian fees	51,743
Taxes	45,229
Mortgage loan accounting fees	31,310
Investment software licensing	22,536
Registration fees	7,015
Total expenses before mortgage loan servicing fee rebate	13,658,991
Mortgage loan servicing fee rebate from PennyMac Loan Services, LLC	(350,409)
Net expenses	13,308,582
Net investment income	14,947,237

Net realized gain and change in unrealized gain on investments and asset-backed financing:
Net realized gain on investments	2,183,473
Net change in unrealized gain on investments	(8,549,813)
Net change in unrealized gain on asset-backed financing	760,753
Net realized gain and change in unrealized gain on investments
and asset-backed financing	(5,605,587)
Net income resulting from operations	9,341,650
Less: income attributable to Non-controlling Interest	2,634,100
Net increase in partners’ capital resulting from operations	$6,707,550

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Years Ended December 31, 2014 and 2015

	Non-controlling	General	Limited
	Interest	Partner	Partner	Total

Partners’ capital, January 1, 2014	$45,394,581	$37,704,608	$304,323,367	$387,422,556
Distributions	(34,675,799)	-	(90,233,804)	(124,909,603)
Increase in partners’ capital from operations:
Net investment income	5,123,517	201	28,634,433	33,758,151
Net realized gain on investments	15,006,262	94	15,363,834	30,370,190
Net change in unrealized gain on investments	(4,084,098)	(165)	(26,978,460)	(31,062,723)
Net change in Carried Interest	-	3,068,235	(3,068,235)	-
Net increase in partners’ capital from operations	16,045,681	3,068,365	13,951,572	33,065,618

Partners’ capital, December 31, 2014	26,764,463	40,772,973	228,041,135	295,578,571
Distributions	(4,478,266)	-	(149,470,693)	(153,948,959)
Increase in partners’ capital from operations:
Net investment income	5,490,685	140	9,456,412	14,947,237
Net realized (loss) gain on investments	(1,779,226)	49	3,962,650	2,183,473
Net change in unrealized gain on investments	(1,077,359)	(92)	(7,472,362)	(8,549,813)
Net change in unrealized gain on asset-backed financing	-	9	760,744	760,753
Net change in Carried Interest	-	1,122,441	(1,122,441)	-
Net increase in partners’ capital from operations	2,634,100	1,122,547	5,585,003	9,341,650

Partners’ capital, December 31, 2015	$24,920,297	$41,895,520	$84,155,445	$150,971,262

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Cash Flows
For the Year Ended December 31, 2015

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$9,341,650

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Accrual of unearned discount on mortgage loans	(16,918,070)
Capitalization of interest on mortgage loans	(5,947,139)
Sales of mortgage loans	47,399,247
Principal repayments on mortgage loans	17,521,206
Net change in short-term investment	(16,076,338)
Sales of real estate acquired in settlement of loans	18,483,888
Net realized gain on investments	(2,183,473)
Net change in unrealized gain on investments	8,549,813
Changes in other assets and liabilities:
Decrease in receivable from PennyMac Loan Services, LLC	9,624,067
Increase in other assets	(1,265,861)
Increase in payable to PennyMac Loan Services, LLC	145,951
Decrease in accrued expenses	(34,875)
Decrease in payable to Investment Manager	(570,815)
Decrease in other liabilities	(749,690)
Net cash provided by operating activities	67,319,561

Cash flows from financing activities:
Issuance of asset-backed financing	110,816,337
Repayment of asset-backed financing	(23,426,186)
Net change in unrealized gain on asset-backed financing	(760,753)
Distributions to Non-controlling Interest	(4,478,266)
Distributions to Limited Partner	(149,470,693)
Net cash used in financing activities	(67,319,561)

Net change in cash	-

Cash at beginning of year	-
Cash at end of year	$-

Supplemental cash flow information:
Cash paid for interest on asset-backed financing	$2,848,929

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Years Ended December 31, 2015, 2014, 2013, 2012, 2011

For the year ended December 31, 2015
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	5.09%	5.43%	5.43%
Carried Interest (3)	2.70%	-0.89%	-
After Carried Interest	7.79%	4.54%	5.43%

Internal rate of return (4)	322.00%	9.83%	11.36%

Ratio of net investment income to weighted average
partners capital	6.55%	7.49%	7.49%

Ratio of expenses to weighted average partners’ capital (1)	6.29%	10.09%	10.09%
Carried Interest	-52330.73%	0.89%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-52324.44%	10.98%	10.09%

Partners’ capital, end of year	$41,895,520	$84,155,445	$126,050,965
Portfolio turnover rate			0.00%

For the year ended December 31, 2014
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (3)	1.47%	-0.36%	-
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (4)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average
partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners’ capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-151,176.47%	5.41%	4.41%

Partners’ capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

(Continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Years Ended December 31, 2015, 2014, 2013, 2012, 2011

For the year ended December 31, 2013
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (3)	11.63%	-1.40%	-
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (4)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average
partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners’ capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-430,447.38%	4.12%	1.68%

Partners’ capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate			0.00%

For the year ended December 31, 2012
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	-
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average
partners capital	8.44%	6.57%	6.57%

Ratio of expenses to weighted average partners’ capital (1)	0.83%	2.30%	2.30%
Carried Interest	-327,857.36%	1.39%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-327,856.53%	3.69%	2.30%

Partners’ capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate			15.00%

(Continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Years Ended December 31, 2015, 2014, 2013, 2012, 2011

For the year ended December 31, 2011
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	8.48%	6.98%	6.98%
Carried Interest (3)	29.87%	-1.47%	-
After Carried Interest	38.35%	5.51%	6.98%

Internal rate of return (4)	1,872.29%	11.80%	14.16%

Ratio of net investment income to weighted average
partners capital	7.22%	5.82%	5.82%

Ratio of expenses to weighted average partners’ capital (1)	0.83%	2.30%	2.30%
Carried Interest	-451,547.69%	1.68%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-451,546.86%	3.98%	2.30%

Partners’ capital, end of year	$24,474,178	$378,888,045	$403,362,223
Portfolio turnover rate			7.00%

(1)  In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)  Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.
(3)  The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)  Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to date basis.

(Concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 56% of the Master Fund at December 31, 2015 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and holds mortgage-backed securities resulting from securitization of such mortgage loans.

•	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as a Non-controlling Interest in the Master Fund (the “Non-controlling Interest”). The FDIC’s Non-controlling Interest in FNBN is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.
The Master Fund owns a 100% interest in a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.
PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform mortgage loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the value of the mortgage loans that it acquires based on whether the acquired mortgage loans are performing or nonperforming:

•
The objective for performing mortgage loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable mortgage loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a mortgage loan, the Master Fund may monetize the enhanced value through various disposition strategies.

•
When mortgage loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.
Note 2—Significant Accounting Policies
Basis of Presentation
The Master Fund prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund is classified as an investment company and reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

Consolidation
The consolidated financial statements include the accounts of the Master Fund and the Mortgage Investments. Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and judgments that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:
Level 1 – Quoted prices in active market for identical assets or liabilities.
Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an asset or liability at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.
As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values. Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values. Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.

Short-term Investment
The short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares is carried at fair value with changes in fair value recognized in current period results of operations.  Fair value is based on the fair value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Dividends on the short-term investment are accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Interest Income Recognition
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The Fund Administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Fund Administrator updates its cash flow estimates monthly.

Estimating cash flows requires a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing such inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s interest income.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP”). HAMP establishes standard loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as income when the Master Fund receives the incentive payments.

Asset-backed Financing
The Investment Manager has elected to carry asset-backed financing at fair value to reflect the generally offsetting changes in fair value of these borrowings to changes in fair value of the mortgage loans at fair value collateralizing this financing. Changes in the fair value of asset-backed financing are recognized in current period results of operations under the caption Net change in unrealized gain on asset-backed financing. Asset-backed secured financing is categorized as a “Level 3” fair value financial statement item.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2015.

The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of December 31, 2015, open federal and state income tax years include the tax years ended December 31, 2012 through 2015 and December 31, 2011 through 2015, respectively. The Master Fund has no examination in progress.
If applicable, the Master Fund will recognize interest charges related to unrecognized income tax benefits in “interest expense” and penalties in “other expenses” on the consolidated statement of operations.

No distributions will be made by the Master Fund to cover any income taxes due on Limited Partner’s investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such income taxes.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Partners’ Capital and Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the fair value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund other than in accordance with the partners’ respective investment ownership percentages.

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN.  The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights.  The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and, as a result, the Non-controlling Interest receives 60% of proceeds available for distribution.
Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner.
The amounts relating to items 3 and 4 above relating to the General Partner are referred to as “Carried Interest”. The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts, has not recorded any amounts as of December 31, 2015, and expects the risk of loss to be remote.

Note 3—Fair Value

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the year ended December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$43,231,174	$-	$-	$43,231,174
Mortgage loans	-	-	147,321,277	147,321,277
Real estate acquired in settlement of loans	-	-	28,868,864	28,868,864
	$43,231,174	$-	$176,190,141	$219,421,315
Liabilities:
Asset-backed financing	$-	$-	$86,629,398	$86,629,398
	$-	$-	$86,629,398	$86,629,398

There were no transfers of items measured at fair value between fair value hierarchy levels during the year ended December 31, 2015.
The following tables present a roll forward of financial statement items for which Level 3 inputs were used to determine fair value for year ended December 31, 2015.
	Mortgage loans	Real estate acquired in settlement of loans	Total
Assets:
Balance at January 1, 2015	$212,815,629	$24,695,810	$237,511,439
Sales	(47,399,247)	(18,483,888)	(65,883,135)
Repayments	(17,521,206)	-	(17,521,206)
Capitalization of interest	5,947,139	-	5,947,139
Accrual of unearned discounts	16,918,070	-	16,918,070
Transfers of mortgage loans and advances to REO	(22,692,633)	28,276,807	5,584,174
Net gains (losses) on investments:
Realized	7,481,186	(5,297,713)	2,183,473
Unrealized*	(8,227,661)	(322,152)	(8,549,813)
Balance at December 31, 2015	$147,321,277	$28,868,864	$176,190,141

Changes in fair value recognized during the year
relating to assets still held at December 31, 2015	$3,109,196	$(1,472,252)	$1,636,944

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a net gain of $2,702,210 for the year ended December 31, 2015.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Asset-backed financing
Liabilities:
Balance at January 1, 2015	$-
Sales	110,816,337
Repurchases	(23,426,186)
Net unrealized gain on asset-backed financing	(760,753)
Balance at December 31, 2015	$86,629,398

Valuation Techniques and Assumptions
Most of the Master Fund’s assets and liabilities are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets and liabilities are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the items’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.
Because the fair value of “Level 3” financial statement items is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations. The Investment Manager’s valuation committee includes the chief executive, financial, operating, credit, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.
The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and inputs. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.
The following describes the methods used to estimate the fair values of Level 3 financial statement items:
Mortgage Loans
Mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

The valuation process includes the computation by stratum of the mortgage loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on fair value of changes in inputs such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the mortgage loans’ fair values. The results of the estimates of fair value of the Master Fund’s mortgage loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the mortgage loan’s fair value of changes in the respective mortgage loan’s delinquency status and history at period-end from the later of the beginning of the period or acquisition date.
The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the mortgage loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value:

Range
Valuation technique	Key inputs	(Weighted average)
Discounted cash flow	Discount rate	2.45% - 27.01%
(9.63%)
	Twelve-month housing price index change	1.27% - 4.73%
(3.40%)
	Life Voluntary Constant Repayment Rate	0.03% - 3.29%
(2.69%)
	Life Total Conditional Prepayment Rate	1.30% - 21.47%
(16.61%)

Real Estate Acquired in Settlement of Loans
Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO fair values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or the Investment Manager receiving indications that the property’s fair value may not be supported by developing market conditions.

Asset-Backed Financing
The fair value of the Master Fund’s asset-backed financing is established based on quoted indications of fair value provided by non-affiliate brokers.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO.

The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at December 31, 2015:

			Weighted
		% Partners’	average note
Occupancy	Fair value	capital	interest rate
Owner occupied	$121,620,089	80.56%	4.31%
Investment property	24,729,533	16.38%	5.58%
Second property	957,563	0.63%	7.22%
Unsecured	14,092	0.01%	0.00%
Total portfolio	$147,321,277	97.58%	4.52%

			Weighted
		% Partners’	average note
Loan Type	Fair value	capital	interest rate
Adjustable rate / Hybrid	$50,031,042	33.14%	5.51%
Fixed interest rate	61,910,406	41.01%	5.27%
Balloon	1,367,284	0.91%	6.54%
Step rate	33,960,375	22.49%	2.17%
Other	52,170	0.03%	7.00%
Total portfolio	$147,321,277	97.58%	4.52%

			Weighted
		% Partners’	average note
Lien Position	Fair value	capital	interest rate
1st Lien	$145,725,562	96.52%	4.41%
2nd Lien	1,581,623	1.05%	6.28%
Unsecured	14,092	0.01%	0.00%
Total portfolio	$147,321,277	97.58%	4.52%

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

			Weighted
		% Partners’	average note
Loan Age (1)	Fair value	capital	interest rate
Less than 24 months	$69,987	0.05%	4.27%
24-36 months	138,853	0.09%	4.49%
36-48 months	114,454	0.08%	5.59%
48-60 months	4,587	0.00%	5.25%
60 months or more	146,993,396	97.36%	4.52%
Total portfolio	$147,321,277	97.58%	4.52%

1 Loan Age reflects the age of the loan as of December 31, 2015.
			Weighted
		% Partners’	average note
FICO Distribution (2)	Fair value	capital	interest rate
Less than 600	$97,784,165	64.78%	4.34%
600 - 649	19,675,381	13.03%	5.05%
650 - 699	16,957,942	11.23%	4.78%
700 - 749	8,231,714	5.45%	5.49%
More than 750	4,657,983	3.09%	3.34%
Unsecured	14,092	0.01%	0.00%
Total portfolio	$147,321,277	97.58%	4.52%

2 FICO score data is presented at the date of origination of the mortgage loan or the date of acquisition by the Master Fund, depending on the information available at the time of trade.
			Weighted
		% Partners’	average note
Current Loan-to-Value (3)	Fair value	capital	interest rate
Less than 80%	$31,853,238	21.10%	5.08%
80% - 99.99%	30,963,215	20.51%	4.51%
100% - 119.99%	34,931,234	23.14%	4.53%
120% or more	49,559,498	32.83%	4.34%
Unsecured	14,092	0.01%	0.00%
Total portfolio	$147,321,277	97.58%	4.52%

3 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the fair value of the property securing the liens as of December 31, 2015.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

			Weighted
		% Partners’	average note
Geographic Distribution	Fair value	capital	interest rate
New York	$35,459,661	23.48%	5.12%
California	21,450,809	14.21%	3.20%
Florida	19,234,611	12.74%	5.19%
New Jersey	10,466,862	6.93%	5.04%
Massachusetts	6,862,174	4.55%	4.22%
Maryland	5,372,866	3.56%	3.58%
Other / Unsecured	48,474,294	32.11%	4.41%
Total portfolio	$147,321,277	97.58%	4.52%

			Weighted
		% Partners’	average note
Payment Status	Fair value	capital	interest rate
Current (4)	$47,824,660	31.68%	3.44%
30 days delinquent	13,618,575	9.02%	3.64%
60 days delinquent	7,328,201	4.85%	3.06%
90 days or more delinquent	32,455,221	21.50%	5.01%
In foreclosure	46,094,620	30.53%	5.75%
Total portfolio	$147,321,277	97.58%	4.52%

4 Current mortgage loans include mortgage loans in and adhering to a forbearance plan as of December 31, 2015.
Following is a summary of the distribution of REO:

		% Partners’
Geographic Distribution	Fair value	capital
Florida	$8,424,271	5.58%
New Jersey	4,966,393	3.29%
Illinois	3,547,944	2.35%
New York	2,312,444	1.53%
Minnesota	1,709,900	1.13%
Other	7,907,912	5.24%
Total portfolio	$28,868,864	19.12%

		% Partners’
Property Type	Fair value	capital
Single family residence	$16,845,077	11.14%
2 to 4 dwelling units	3,558,188	2.36%
Condo	2,712,636	1.80%
Planned unit development	5,218,963	3.46%
Townhouse	495,000	0.33%
Other	39,000	0.03%
Total portfolio	$28,868,864	19.12%

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Note 5—Asset-backed Financing
On April 9, 2015, the Master Fund entered into a transaction to securitize certain mortgage loans and REO by transferring them into PNMAC 2015-NPL1, LLC (the “NPL Trust”) which then issued Asset-Backed Notes Series 2015-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. The Notes have a contractual maturity date of March 25, 2055, and an interest rate of 4%. The amounts of mortgage loans and real estate acquired in settlement of loans that are pledged as collateral are disclosed in the consolidated summary schedule of investments and may not be re-pledged in other borrowing transactions.  The reserve cash account pertaining to the NPL Trust holds $1,554,858 and is included in other assets on the consolidated statement of assets and liabilities.  There are no other material net assets held in the NPL Trust.

The NPL Trust is determined to be a variable interest entity (“VIE”). The Master Fund is the primary beneficiary as it holds significant variable interests and continues to service all of the mortgage loans, as well as having the power to direct the activities that most significantly impact the economic performance of the NPL Trust and could absorb credit losses that could potentially be significant to the NPL Trust. As the primary beneficiary, the assets and liabilities of the NPL Trust have been reflected in the consolidated financial statements.  The securitized mortgage loans and real estate acquired in settlement of loans continue to be recorded as such and the obligation to remit certain cash flows collected from the borrowers to the holders of the Notes issued was recorded as an asset-backed financing liability.

Note 6—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is calculated and accrued monthly based on the partners’ capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund’s total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund’s total monthly net assets, and 0.02% on the balance of the Master Fund’s total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the year ended December 31, 2015 totaled $249,882.
The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and subsidiaries pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9 basis points of unpaid principal balance of mortgage loans subject to an annual minimum fee of $20,000 across all funds managed by the Investment Manager. The mortgage loan accounting fees charged to the Master Fund for the year ended December 31, 2015 totaled $31,310.

U.S. Bank, N.A. serves as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of one basis point on the Master Fund’s average daily market value of its short-term investment, subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custodian fees charged to the Master Fund for the year ended December 31, 2015 totaled $51,743.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Note 7—Directors and Officers
The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred for the year ended December 31, 2015 were $281,940, of which $67,600 was payable at year end.

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director. Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 8—Transactions with Affiliates

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of mortgage loans being serviced, plus other specified fees and charges. The servicing agreement also requires that PLS will rebate to the Master Fund an amount equal to the cumulative profit, if any, of the servicing operations attributable to the loans owned by the Master Fund, and conversely, charge the Master Fund if a loss has been incurred in order to effect overall “at cost” pricing with respect to loan servicing activities for such assets. Under a separate agreement between the Master Fund and the Investment Manager, the Investment Manager will cause PLS to rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to mortgage loan servicing activities for such assets, and the Investment Manager will represent on an annual basis to the Master Fund’s board of directors whether servicing fees paid net of the rebate have in fact not exceeded the actual cash costs incurred in servicing the mortgage loans owned by the Master Fund.

Total mortgage loan servicing fees charged by PLS before the rebate and waiver for the year ended December 31, 2015 totaled $2,698,019. For the year ended December 31, 2015, PLS reduced mortgage loan servicing fees by providing a rebate of $350,409 and a waiver of $601,560 relating to activity fees for the sale of certain mortgage loans.

As of December 31, 2015, substantially all of the receivable from PLS of $16,321,728 on the Consolidated Statement of Assets and Liabilities represents funds advanced to PLS to fund collection and liquidation costs relating to mortgage loans and REO serviced by PLS on the Master Fund’s behalf as well as principal, interest, and mortgage loan and REO sales proceeds collections receivable.

As of December 31, 2015, substantially all of the payable to PLS of $726,753 on the Consolidated Statement of Assets and Liabilities represents accrued mortgage loan servicing fees and collection and liquidation expenses payable.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

Following is a summary of payments made to the Investment Manager for reimbursable expenses paid on the Master Fund and subsidiaries’ behalf during the year ended December 31, 2015:

Professional fees	$418,774
Insurance	172,365
Collateral valuation	169,557
Investment software licensing	60,503
Asset-backed financing issuance costs	11,150
Registration fees	7,015
Custodian fees	3,742
Total	$843,106

The Master Fund incurred investment advisory fees of $2,084,407 during the year ended December 31, 2015, of which $317,284 was payable to the Investment Manager at year end.

As of December 31, 2015, $41,893,330 in Carried Interest has been accrued and reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $1,122,441 was allocated in the year ended December 31, 2015.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation, which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. The Master Fund had $43,231,174 invested in the short-term investment at December 31, 2015, and for the year ended December 31, 2015, the Master Fund received $46,801 of dividend income from this short-term investment.
Note 9—Risk Factors
The Master Fund’s investment activities expose it to various types and degrees of risk associated with the assets and markets in which it invests.

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, REO investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. REO investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund’s subsidiaries will decrease in fair value because of changes in

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2015

market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract as well, increasing the illiquid nature of the mortgage loans. As a result, the Master Fund and subsidiaries could find it more difficult to sell mortgage loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the mortgage loans and REO held by the Master Fund’s subsidiaries. The fair value of mortgage loans and REO, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage and real estate markets, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and short-term investment positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.
Note 10—Subsequent Events
Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund paid distributions to the Fund in the amount of $22,400,000 for the payment of distributions to common shareholders.

****

Deloitte & Touche LLP 555 West 5th Street Suite 2700 Los Angeles, CA 90013-1010 USA

Tel: +1 213 688 0800
Fax: +1 213 688 0100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of
PNMAC Mortgage Opportunity Fund, LP and subsidiaries:

We have audited the accompanying consolidated statement of assets and liabilities of PNMAC Mortgage Opportunity Fund, LP and subsidiaries (the "Master Fund"), including the consolidated summary  schedule of investments, as of December 31, 2015, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statement of changes in partners' capital for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility   of the Master Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as  of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from the custodian, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PNMAC Mortgage Opportunity Fund, LP and subsidiaries as of December 31, 2015, the results of their operations and their cash flows for the year then ended, the changes in their partners' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
As discussed in Note 3 to the consolidated financial statements, the financial statements include investments in mortgage loans and real estate acquired in settlement of loans, valued at $176,190,141 (80.3% of total assets) and an asset-backed financing liability, valued at $(86,629,398) (98.1% of total liabilities) as of December 31, 2015, whose fair values have been estimated by management in the absence of readily determinable fair values.
February 29, 2016

PNMAC Mortgage Opportunity Fund, LP
Additional Information

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,’’ “will,’’ “believe,’’ “attempt,’’ “seem,’’ “think,’’ “ought,’’ “try,’’ and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
June 19, 2015, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP
Additional Information

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 19, 2015, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 19, 2015 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Independent Directors
Nancy Corsiglia (59) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Member; Governance and Nominating Committee Chairman	Indefinite Term. Served since August 25, 2010.	Managing Director of Devonshire Advisory Group since 2009. Engagement Partner at Tatum from 2014 to 2015 and Managing Director-Finance at Strategic Risk Associates, LLC from 2012 to 2014. Previously, Executive Vice President and Chief Financial Officer of Bank of Virginia from 2010 to 2011. Previously, Executive Vice President and Chief Financial Officer of Federal Agricultural Mortgage Corp.	2
Member of Advisory Board of Apprendis LLC and Member of Board of Directors of Partners for Haitian Children. Previously a member of Board of Trustees of the Stoneleigh-Burnham School and Board of Directors of the National Symphony Orchestra.

Thomas P. Gybel (48) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Chairman; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Senior advisor to financial services companies, Managing Director of White Mountains Capital Inc. from 2008 to 2010, and Managing Director of Global Finance for Deutsche Bank Securities Inc. from 2004 to 2007.	2	Member of Board of Directors and Chairman of the Special Committee of Ambac Assurance Corporation and Member of Board of Directors of Det Danske Suzuki Institut

Peter W. McClean (72) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Member; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Managing Director of Gulfstream Advisors LLC since 2004 and President and Chief Executive Officer of Measurisk LLC from 2001 through 2003.	2	Member of Board of Directors of Northeast Bank, AZL Variable Insurance Products Trust and AZL Fund of Funds Trust (Allianz Funds).

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Interested Directors
David A. Spector (52) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director, Executive Managing Director, President, Chief Operating Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Chief Investment Officer of the Investment Adviser; formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.	2
Member of the Board of Directors of: PennyMac Financial Services, Inc.; PNMAC Mortgage Co., LLC; PennyMac Loan Services, LLC; PNMAC Opportunity Fund Associates, LLC; Copper Securities Holding, LLC; PennyMac GP OP, Inc.; PennyMac Corp; PennyMac Loan Services, Inc.; PNMAC Capital Management, LLC; PMT NPL Financing, LLC; PNMAC Finance Corporation; and PMT Funding, LLC. Member of the Board of Trustees of PennyMac Mortgage Investment Trust.

Stanford L. Kurland (63) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Executive Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	2
Member of the Board of Directors of: PennyMac Financial Services, Inc.; PNMAC Mortgage Co., LLC; PennyMac Loan Services, LLC; PNMAC Opportunity Fund Associates, LLC; Copper Securities Holding, LLC; PennyMac GP OP, Inc.; PennyMac Corp; PennyMac Loan Services, Inc.; PNMAC Capital Management, LLC; PMT NPL Financing, LLC; PNMAC Finance Corporation; and PMT Funding, LLC. Member of the Board of Trustees of PennyMac Mortgage Investment Trust.

David M. Walker (60) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Senior Managing Director and Chief Risk Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since May 29, 2008.	Senior Managing Director and Chief Risk Officer of the Investment Adviser; formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.	2	None

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Anne D. McCallion (61) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Senior Managing Director and Chief Financial Officer	Indefinite Term. Served since April 27, 2009.	Senior Managing Director and Chief Financial Officer of the Investment Adviser; formerly Senior Managing Director and Deputy Chief Financial Officer for Countrywide Financial Corporation	2	Director of PennyMac Corp.

Derek W. Stark (48) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Managing Director, Chief Legal Officer and Secretary, Authorized person	Indefinite Term. Served since August 14, 2012.	Managing Director, General Counsel, and Secretary of the Investment Adviser	2	Member of the Board of Managers of Copper Insurance, LLC; Member of the Board of Trustees of West Hills Hospital & Medical Center

Emily Silva (51) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Compliance Officer	Indefinite Term.	Chief Compliance Officer of the Investment Adviser; Compliance Director, Cipperman Compliance Services, LLC	2	None

Vandad Fartaj (41) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Senior Managing Director and Chief Capital Markets Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since March 3, 2010	Senior Managing Director and Chief Capital Markets Officer of the Investment Adviser; formerly, Managing Director, Capital Markets for PNMAC Capital Markets, LLC, and Vice President, Whole Loan Trading for Countrywide Securities Corporation	2	None

Andy S. Chang (38) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Senior Managing Director and Chief Business Development Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since May 29, 2008	Senior Managing Director and Chief Business Development Officer of the Investment Adviser; formerly, Director at Blackrock and leader of its Advisory Services practice	2	None

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-818-746-2046.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Peter W. McClean is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed to the Fund and an affiliated Fund, PNMAC Mortgage Opportunity Fund, LLC for each of the last two fiscal years for audit fees, and tax fees by the principal accountant.

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$200,000	$329,237
Audit-Related Fees	$0	$ 0
Tax Fees	$17,800	$17,877
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2015	FYE 12/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not including any sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

INVESTMENTS - 145%*
INVESTMENTS IN NONAFFILIATES - 117%*

	Note	Maturity		Principal	Fair
Description	interest rate	date	State	amount	value
Mortgage loans
Mortgage Loan ID#1000043954**	7.25%	5/1/2037	FL	$2,250,000	$1,869,241
Mortgage Loan ID#1000015063**	7.38%	9/1/2036	FL	1,350,000	1,319,713
Mortgage Loan ID#1000043569**	2.75%	9/1/2036	CA	1,500,000	950,598
Mortgage Loan ID#1000028984**	2.00%	12/1/2036	CA	1,364,442	921,936
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	878,686
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	876,413
Mortgage Loan ID#1000035099**	6.00%	7/1/2037	NY	999,000	761,647
Mortgage Loan ID#1000002189	5.13%	8/1/2055	NY	1,022,097	682,559
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	673,207
Mortgage Loan ID#1000043535**	5.34%	11/1/2044	NY	884,576	665,966
Mortgage Loan ID#1000035161**	7.75%	9/1/2037	NJ	632,986	650,414
Mortgage Loan ID#1000043772**	5.88%	7/1/2037	FL	920,218	629,582
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	627,416
Mortgage Loan ID#1000000557**	6.90%	3/1/2037	NJ	990,473	604,913
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,863	590,264
Mortgage Loan ID#1000001651	3.00%	5/1/2055	FL	1,446,090	588,249
Mortgage Loan ID#1000034768**	3.00%	4/1/2036	NY	655,718	585,357
Mortgage Loan ID#1000043744**	6.38%	11/1/2036	CA	778,451	577,531
Mortgage Loan ID#1000035343**	6.50%	12/1/2043	CA	893,840	552,076
Mortgage Loan ID#1000026350**	6.50%	4/1/2037	NY	719,176	521,125
Mortgage Loan ID#1000015511**	2.00%	4/1/2052	WI	675,687	503,996
Mortgage Loan ID#1000026843**	5.88%	9/1/2035	CA	536,000	501,362
Mortgage Loan ID#1000026795**	3.00%	1/1/2049	CA	570,274	499,561
Mortgage Loan ID#1000015179**	4.25%	10/1/2043	CT	872,985	499,129
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	629,568	494,528
Mortgage Loan ID#1000026032**	4.00%	12/1/2036	HI	420,101	489,106
Mortgage Loan ID#1000043537**	7.38%	2/1/2038	NY	570,325	488,000
Mortgage Loan ID#1000027182**	7.00%	10/1/2037	NV	649,095	484,520
Mortgage Loan ID#1000038489	6.13%	11/1/2036	NY	590,000	484,031
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	482,811
Mortgage Loan ID#1000016833**	6.50%	10/1/2037	NY	645,282	479,977
Mortgage Loan ID#1000026305**	5.88%	10/1/2036	CA	595,536	476,332
Mortgage Loan ID#1000043672**	6.38%	2/1/2038	NY	551,822	470,006
Mortgage Loan ID#1000043694**	5.50%	1/1/2043	CT	650,207	465,683
Mortgage Loan ID#1000001628	10.37%	5/1/2037	NY	451,250	465,197
Mortgage Loan ID#1000026020**	3.00%	6/1/2037	CA	550,959	463,390
Mortgage Loan ID#1000003907**	6.00%	7/1/2037	MD	579,090	459,094
Mortgage Loan ID#1000001631	8.88%	8/1/2037	NY	472,500	459,031
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	458,885
Mortgage Loan ID#1000002184	2.00%	5/1/2054	NY	810,457	456,296
Mortgage Loan ID#1000035850**	2.00%	4/1/2055	NY	728,241	449,751
Mortgage Loan ID#1000027234**	2.00%	1/1/2050	NY	672,823	440,563
Mortgage Loan ID#1000016710**	5.88%	12/1/2035	NJ	529,780	439,546
Mortgage Loan ID#1000034934**	2.00%	6/1/2054	NY	737,083	438,760
Mortgage Loan ID#1000002384	3.13%	11/1/2045	DC	746,238	436,412
Mortgage Loan ID#1000002164	2.75%	8/1/2037	CA	550,882	429,634
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	774,392	424,063
Mortgage Loan ID#1000016011	8.99%	2/1/2037	FL	505,461	417,493
Mortgage Loan ID#1000002379	4.91%	3/1/2047	NY	561,407	413,232
Mortgage Loan ID#1000035426	2.00%	11/1/2039	CA	517,540	413,111
Mortgage Loan ID#1000015520**	8.00%	11/1/2037	GA	1,000,000	408,353
Mortgage Loan ID#1000043885**	5.50%	12/1/2055	MA	520,851	404,335
Mortgage Loan ID#1000026981**	2.00%	2/1/2053	MA	777,294	402,248
Mortgage Loan ID#1000015901	4.00%	3/1/2055	MA	497,764	401,626
Mortgage Loan ID#1000028356**	9.55%	4/1/2049	CT	459,101	398,641
Mortgage Loan ID#1000029087**	2.00%	2/1/2037	CA	374,503	393,228
Mortgage Loan ID#1000001402	5.00%	7/1/2048	CA	541,672	386,962
Mortgage Loan ID#1000027875**	6.20%	1/1/2035	NY	434,148	386,705
Mortgage Loan ID#1000002373	2.00%	12/1/2055	NY	659,562	385,620
Mortgage Loan ID#1000027226**	5.75%	6/1/2037	NY	449,000	385,271
Mortgage Loan ID#1000026575**	6.13%	4/1/2036	AZ	430,024	385,160
Mortgage Loan ID#1000016592**	3.13%	11/1/2035	CA	432,600	384,258
Mortgage Loan ID#1000028896**	2.00%	1/1/2052	NY	490,489	383,543
Mortgage Loan ID#1000002166	2.00%	1/1/2054	NY	575,965	381,708
Mortgage Loan ID#1000017201**	4.88%	4/1/2049	MD	514,078	381,645
Mortgage Loan ID#1000002398	10.00%	8/1/2037	NY	860,000	381,428
Mortgage Loan ID#1000003544	4.75%	10/1/2054	MA	498,368	380,147
Mortgage Loan ID#1000002148	4.00%	7/1/2037	NC	505,609	377,858
Mortgage Loan ID#1000015937**	3.25%	7/1/2055	CO	523,406	377,149
Mortgage Loan ID#1000028071**	6.25%	11/1/2035	NJ	504,420	374,320
Mortgage Loan ID#1000002149	2.75%	3/1/2037	NY	583,216	366,540
Mortgage Loan ID#1000026629**	3.00%	5/1/2037	CA	408,258	364,645
Mortgage Loan ID#1000002169	2.00%	4/1/2051	NY	523,338	363,019
Mortgage Loan ID#1000016028	8.00%	2/1/2037	MA	471,885	360,450
Mortgage Loan ID#1000043914**	6.50%	9/1/2036	NY	525,000	360,369
Mortgage Loan ID#1000000565**	8.40%	1/1/2037	NY	514,155	359,027
Mortgage Loan ID#1000043930**	2.00%	10/1/2052	MI	457,360	355,982
Mortgage Loan ID#1000002055	4.25%	2/1/2055	NY	760,964	355,650
Mortgage Loan ID#1000025942**	3.00%	4/1/2038	CA	619,582	355,422
Mortgage Loan ID#1000002161	2.00%	5/1/2054	NY	627,300	355,053
Mortgage Loan ID#1000043923**	2.75%	4/1/2037	MA	402,866	354,558
Mortgage Loan ID#1000002187	2.00%	3/1/2052	NY	501,767	350,537
Mortgage Loan ID#1000026767**	3.13%	12/1/2034	CA	391,588	347,977
Mortgage Loan ID#1000038487**	6.38%	6/1/2036	NY	444,734	346,387
Mortgage Loan ID#1000035760**	3.31%	11/1/2034	NJ	548,714	346,115
Mortgage Loan ID#1000002394	3.76%	5/1/2037	CT	657,256	346,021
Mortgage Loan ID#1000038435**	6.75%	7/1/2037	CA	486,017	345,418
Mortgage Loan ID#1000001612	4.87%	4/1/2037	AZ	513,766	345,327
Mortgage Loan ID#1000029225	3.00%	4/1/2037	NE	474,824	344,315
Mortgage Loan ID#1000015019**	4.50%	5/1/2035	CA	384,660	341,325
Mortgage Loan ID#1000002319	8.75%	7/1/2037	FL	324,882	341,126
Mortgage Loan ID#1000000562**	6.25%	3/1/2037	NY	415,538	339,609
Mortgage Loan ID#1000029085**	10.20%	2/1/2037	FL	427,283	334,586
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	333,978
Mortgage Loan ID#1000001463	4.98%	8/1/2047	CA	541,910	333,015
Mortgage Loan ID#1000035519**	5.25%	12/1/2036	MA	464,304	332,020
Mortgage Loan ID#1000002145	7.88%	3/1/2037	NY	412,500	331,351
Mortgage Loan ID#1000016921	6.85%	11/1/2036	NY	454,027	330,466
Mortgage Loan ID#1000029301**	3.00%	11/1/2036	CA	583,124	329,462
Mortgage Loan ID#1000003895**	2.63%	7/1/2037	MD	382,432	328,657
Mortgage Loan ID#1000043564**	7.00%	10/1/2037	NY	640,848	328,613
Mortgage Loan ID#1000015570	4.25%	6/1/2035	OR	457,152	327,839
Mortgage Loan ID#1000027630**	7.00%	12/1/2036	NJ	479,925	327,695
Mortgage Loan ID#1000029315**	3.00%	4/1/2037	CA	620,258	327,249
Mortgage Loan ID#1000002086	5.25%	5/1/2037	AZ	404,999	326,802
Mortgage Loan ID#1000026026**	7.00%	2/1/2037	NY	491,954	323,210
Mortgage Loan ID#1000000603**	2.75%	3/1/2039	UT	382,712	322,150
Mortgage Loan ID#1000002121	3.00%	7/1/2055	NY	564,059	321,382
Mortgage Loan ID#1000028993**	2.00%	11/1/2036	NJ	425,055	318,802
Mortgage Loan ID#1000002087	2.00%	4/1/2048	CA	468,295	318,035
Mortgage Loan ID#1000028933**	7.85%	11/1/2036	FL	398,252	316,942
Mortgage Loan ID#1000017076**	7.63%	12/1/2037	NY	438,280	313,841
Mortgage Loan ID#1000028059**	5.13%	12/1/2053	MD	445,421	313,836
Mortgage Loan ID#1000027464**	6.75%	2/1/2036	FL	502,188	313,167
Mortgage Loan ID#1000002171	3.63%	9/1/2055	NY	936,598	313,032
Mortgage Loan ID#1000038534**	5.75%	2/1/2038	NY	394,272	312,155
Mortgage Loan ID#1000043184**	2.88%	7/1/2045	CA	382,455	311,876
Mortgage Loan ID#1000029411**	10.75%	9/1/2037	FL	389,253	310,718
Mortgage Loan ID#1000016228**	5.75%	9/1/2035	NY	435,120	310,455
Mortgage Loan ID#1000035122**	5.00%	12/1/2043	IL	486,505	310,286
Mortgage Loan ID#1000029184**	9.54%	2/1/2037	NY	533,571	308,989
Mortgage Loan ID#1000002113	6.88%	5/1/2037	NV	374,789	308,964
Mortgage Loan ID#1000016313**	7.00%	10/1/2037	NY	413,491	308,273
Mortgage Loan ID#1000002075	5.63%	5/1/2037	FL	550,131	306,953
Mortgage Loan ID#1000003896**	4.13%	7/1/2053	MA	432,022	306,140
Mortgage Loan ID#1000028289**	4.00%	11/1/2046	MA	484,151	305,982
Mortgage Loan ID#1000043173**	2.00%	11/1/2049	NJ	385,048	305,830
Mortgage Loan ID#1000001626	3.00%	5/1/2055	NY	877,136	300,185
Mortgage Loan ID#1000001398	2.00%	8/1/2053	NY	434,931	299,433
Mortgage Loan ID#1000001047	7.50%	8/1/2037	CA	330,154	298,612
Mortgage Loan ID#1000002089	7.63%	5/1/2037	AZ	403,655	297,853
Mortgage Loan ID#1000035448**	4.00%	1/1/2049	CA	447,298	295,551
Mortgage Loan ID#1000016021**	8.65%	1/1/2037	NY	280,813	294,854
Mortgage Loan ID#1000000797	2.00%	5/1/2054	CA	365,758	294,472
Mortgage Loan ID#1000002341	4.00%	4/1/2047	CA	497,320	293,342
Mortgage Loan ID#1000029181**	3.00%	9/1/2035	MS	281,042	293,321
Mortgage Loan ID#1000044102	2.00%	12/1/2054	MA	583,071	288,675
Mortgage Loan ID#1000002167	3.50%	4/1/2037	NY	499,997	287,890
Mortgage Loan ID#1000002098	2.00%	8/1/2053	WA	420,553	287,288
Mortgage Loan ID#1000043702**	8.15%	5/1/2035	NY	296,197	285,380
Mortgage Loan ID#1000044014**	2.00%	2/1/2048	MD	578,257	285,316
Mortgage Loan ID#1000002117	5.14%	5/1/2037	NJ	465,434	285,257
Mortgage Loan ID#1000035785**	6.00%	1/1/2036	NY	428,000	283,200
Mortgage Loan ID#1000016402**	7.05%	12/1/2036	NY	352,869	279,490
Mortgage Loan ID#1000001994	5.00%	5/1/2037	CA	348,863	278,633
Mortgage Loan ID#1000029127**	4.00%	4/1/2055	CA	415,159	277,118
Mortgage Loan ID#1000034782**	5.88%	1/1/2037	FL	284,120	276,244
Mortgage Loan ID#1000043187	2.88%	3/1/2036	CA	338,788	275,840
Mortgage Loan ID#1000002108	5.00%	3/1/2037	NY	389,604	274,535
Mortgage Loan ID#1000026658**	2.00%	6/1/2042	NY	344,723	274,101
Mortgage Loan ID#1000043949**	2.00%	12/1/2054	MD	353,426	273,333
Mortgage Loan ID#1000043951**	8.90%	7/1/2037	FL	354,555	272,015
Mortgage Loan ID#1000001457	5.00%	9/1/2047	NJ	508,503	270,914
Mortgage Loan ID#1000029111**	3.88%	10/1/2053	CA	364,680	269,368
Mortgage Loan ID#1000029034**	2.00%	5/1/2054	CA	497,578	269,088
Mortgage Loan ID#1000025998**	3.00%	12/1/2053	CA	584,025	268,315
Mortgage Loan ID#1000000544**	6.00%	12/1/2038	NY	693,175	267,762
Mortgage Loan ID#1000016149**	6.13%	7/1/2037	FL	470,151	266,440
Mortgage Loan ID#1000001608	7.88%	3/1/2037	NY	464,000	264,152
Mortgage Loan ID#1000043521**	2.63%	10/1/2034	VA	324,280	262,715
Mortgage Loan ID#1000015922**	2.75%	12/1/2036	MO	490,460	261,499
Mortgage Loan ID#1000002367	4.65%	3/1/2037	NY	469,083	261,425
Mortgage Loan ID#1000026656**	2.00%	10/1/2051	GA	535,859	261,014
Mortgage Loan ID#1000029300**	3.00%	2/1/2037	CA	495,090	260,429
Mortgage Loan ID#1000043597**	7.00%	8/1/2037	NJ	429,998	260,334
Mortgage Loan ID#1000035004**	3.00%	2/1/2045	FL	316,412	260,225
Mortgage Loan ID#1000016786**	7.13%	8/1/2037	NY	384,213	259,112
Mortgage Loan ID#1000002092	4.13%	12/1/2054	NY	413,002	258,878
Mortgage Loan ID#1000026150**	7.75%	9/1/2034	PA	284,148	256,392
Mortgage Loan ID#1000025800	2.88%	3/1/2047	FL	413,372	256,356
Mortgage Loan ID#1000017406**	1.88%	8/1/2044	CA	323,135	255,035
Mortgage Loan ID#1000034816**	7.00%	10/1/2037	NY	441,943	253,556
Mortgage Loan ID#1000035642**	4.80%	9/1/2047	CO	285,377	251,870
Mortgage Loan ID#1000001611	7.24%	5/1/2037	NY	605,000	250,806
Mortgage Loan ID#1000003528	2.00%	9/1/2047	MD	359,494	249,768
Mortgage Loan ID#1000003667	3.50%	10/1/2036	MA	345,251	249,162
Mortgage Loan ID#1000043582**	3.00%	8/1/2035	TX	454,696	248,344
Mortgage Loan ID#1000029331**	2.00%	10/1/2055	NY	564,035	244,685
Mortgage Loan ID#1000000533	2.00%	2/1/2052	NY	316,234	244,436
Mortgage Loan ID#1000016758**	6.80%	8/1/2036	FL	364,363	243,382
Mortgage Loan ID#1000015500**	7.50%	7/1/2037	NY	504,000	242,865
Mortgage Loan ID#1000026051**	4.84%	9/1/2037	CA	271,408	242,282
Mortgage Loan ID#1000017154**	2.00%	6/1/2051	NJ	318,340	240,991
Mortgage Loan ID#1000002120	6.88%	9/1/2037	NJ	478,086	240,738
Mortgage Loan ID#1000016216**	7.00%	6/1/2034	NY	286,852	240,418
Mortgage Loan ID#1000034848**	5.63%	2/1/2038	NY	255,003	239,983
Mortgage Loan ID#1000044114**	5.55%	6/1/2047	CA	332,959	238,966
Mortgage Loan ID#1000026083**	2.00%	6/1/2043	CA	352,349	236,703
Mortgage Loan ID#1000026005**	4.38%	5/1/2037	CA	298,705	235,716
Mortgage Loan ID#1000028856**	2.00%	10/1/2036	NV	471,699	232,497
Mortgage Loan ID#1000003884	2.75%	5/1/2037	MA	277,970	232,221
Mortgage Loan ID#1000028873**	3.00%	10/1/2055	NY	591,147	232,050
Mortgage Loan ID#1000001404	3.00%	10/1/2047	NY	650,565	231,041
Mortgage Loan ID#1000017505**	3.50%	7/1/2026	FL	242,480	230,977
Mortgage Loan ID#1000026348**	6.50%	1/1/2037	NV	366,420	230,527
Mortgage Loan ID#1000035181**	7.13%	11/1/2037	NY	348,909	230,292
Mortgage Loan ID#1000000697**	9.00%	10/1/2037	FL	527,100	227,434
Mortgage Loan ID#1000043261**	8.00%	3/6/2049	NJ	288,028	227,160
Mortgage Loan ID#1000002069	6.13%	4/1/2037	CA	270,000	226,754
Mortgage Loan ID#1000026012	4.88%	8/1/2054	CA	311,211	226,689
Mortgage Loan ID#1000002029	3.25%	3/1/2037	CA	275,513	225,822
Mortgage Loan ID#1000035218**	8.86%	6/26/2024	NY	214,846	225,588
Mortgage Loan ID#1000026196**	9.45%	5/1/2037	MA	253,716	225,554
Mortgage Loan ID#1000001999	8.25%	2/1/2037	NJ	271,085	223,637
Mortgage Loan ID#1000025992**	3.00%	6/1/2050	CA	511,061	221,444
Mortgage Loan ID#1000043164**	2.63%	8/1/2035	AZ	305,838	220,551
Mortgage Loan ID#1000044147**	2.00%	1/1/2036	NY	367,136	219,621
Mortgage Loan ID#1000027243**	2.50%	6/1/2044	CA	380,135	219,504
Mortgage Loan ID#1000035967**	3.50%	1/1/2038	MD	410,507	218,103
Mortgage Loan ID#1000017367**	2.75%	10/1/2036	CO	298,058	217,078
Mortgage Loan ID#1000044110**	7.50%	5/1/2035	NY	215,158	216,598
Mortgage Loan ID#1000017521**	2.00%	1/1/2053	MD	501,029	216,414
Mortgage Loan ID#1000038468**	6.13%	5/1/2038	NY	531,936	216,337
Mortgage Loan ID#1000043641**	6.38%	9/1/2037	NY	504,303	215,127
Mortgage Loan ID#1000002363	3.63%	11/1/2055	NM	340,131	215,111
Mortgage Loan ID#1000043867**	8.64%	8/28/2037	FL	308,070	215,028
Mortgage Loan ID#1000001509	3.00%	4/1/2047	NY	602,954	213,874
Mortgage Loan ID#1000002066	4.00%	5/1/2047	CA	613,575	212,527
Mortgage Loan ID#1000017045**	10.38%	8/1/2035	MA	201,549	211,627
Mortgage Loan ID#1000002153	2.00%	11/1/2053	NV	452,154	209,144
Mortgage Loan ID#1000002320	3.13%	5/1/2037	AZ	401,845	209,076
Mortgage Loan ID#1000043617**	4.88%	12/1/2053	VA	343,541	208,969
Mortgage Loan ID#1000026282**	3.75%	8/1/2047	VA	352,678	207,949
Mortgage Loan ID#1000016081**	2.50%	1/1/2040	FL	434,274	207,699
Mortgage Loan ID#1000002332	7.88%	7/1/2037	NY	360,000	207,307
Mortgage Loan ID#1000027962**	6.00%	12/1/2049	CA	247,532	206,774
Mortgage Loan ID#1000015317**	2.00%	1/1/2052	VA	282,304	206,389
Mortgage Loan ID#1000002116	8.63%	8/1/2037	NY	450,000	206,372
Mortgage Loan ID#1000025961	4.63%	3/1/2054	MO	313,862	206,055
Mortgage Loan ID#1000000896**	7.38%	1/1/2038	CA	260,000	205,377
Mortgage Loan ID#1000003926**	3.88%	4/1/2034	MA	331,155	205,336
Mortgage Loan ID#1000000644**	6.25%	12/1/2036	VA	352,695	205,060
Mortgage Loan ID#1000027181**	6.50%	10/1/2037	FL	562,500	204,800
Mortgage Loan ID#1000026059**	3.00%	11/1/2050	IL	499,267	204,667
Mortgage Loan ID#1000001455	6.00%	8/1/2039	FL	253,478	204,042
Mortgage Loan ID#1000035744**	3.00%	9/1/2033	CA	227,442	203,836
Mortgage Loan ID#1000027997**	5.38%	11/1/2035	VA	222,315	203,472
Mortgage Loan ID#1000029131**	7.39%	8/1/2037	FL	217,567	203,363
Mortgage Loan ID#1000029217**	2.40%	1/1/2037	VA	345,316	202,485
Mortgage Loan ID#1000015919**	3.25%	7/1/2055	FL	404,425	202,311
Mortgage Loan ID#1000043895**	3.25%	10/1/2035	MA	276,553	201,852
Mortgage Loan ID#1000002088	7.63%	4/1/2037	NJ	290,000	201,210
Mortgage Loan ID#1000028864**	2.00%	7/1/2054	CA	445,270	200,568
Mortgage Loan ID#1000000293**	4.25%	12/1/2054	VT	468,473	198,216
Mortgage Loan ID#1000029089**	9.00%	4/1/2037	WA	188,711	198,147
Mortgage Loan ID#1000003614	4.25%	5/1/2055	MA	387,087	197,894
Mortgage Loan ID#1000026006**	7.00%	11/1/2037	WA	199,599	196,479
Mortgage Loan ID#1000002378	4.78%	5/1/2047	NY	367,204	196,116
Mortgage Loan ID#1000002214	3.00%	4/1/2055	CA	696,914	195,811
Mortgage Loan ID#1000002031	2.00%	1/1/2048	CA	416,728	194,817
Mortgage Loan ID#1000029234**	3.51%	3/1/2037	IL	302,490	194,415
Mortgage Loan ID#1000043637**	7.38%	12/1/2037	NY	250,260	194,261
Mortgage Loan ID#1000044249**	7.05%	12/1/2055	CT	296,612	194,117
Mortgage Loan ID#1000002062	4.88%	3/1/2054	NY	368,466	193,237
Mortgage Loan ID#1000029042**	4.88%	12/1/2053	PA	583,352	192,829
Mortgage Loan ID#1000034758**	5.88%	4/1/2052	WA	209,268	192,045
Mortgage Loan ID#1000029065**	3.00%	10/1/2053	CA	394,610	191,689
Mortgage Loan ID#1000043503**	8.49%	5/11/2039	NJ	201,435	191,485
Mortgage Loan ID#1000001588	9.25%	6/1/2047	NY	368,791	191,023
Mortgage Loan ID#1000028224**	6.00%	3/1/2033	NY	209,009	190,131
Mortgage Loan ID#1000001242	2.75%	6/1/2055	NY	276,081	189,710
Mortgage Loan ID#1000029134**	3.00%	7/1/2037	FL	281,736	189,638
Mortgage Loan ID#1000001355	2.50%	9/1/2037	FL	254,740	189,319
Mortgage Loan ID#1000026024**	2.00%	10/1/2052	CA	326,127	188,878
Mortgage Loan ID#1000043399	4.13%	9/1/2053	TX	228,217	188,239
Mortgage Loan ID#1000035357**	4.13%	1/1/2055	NY	238,643	188,034
Mortgage Loan ID#1000029254**	9.50%	2/1/2037	FL	433,287	187,741
Mortgage Loan ID#1000028857**	7.75%	9/1/2036	NY	455,000	187,320
Mortgage Loan ID#1000043574**	8.70%	9/1/2037	NJ	330,421	187,182
Mortgage Loan ID#1000001616	7.38%	12/1/2036	NJ	364,000	186,534
Mortgage Loan ID#1000043832**	4.32%	7/1/2038	MD	308,732	186,179
Mortgage Loan ID#1000000938**	2.63%	3/1/2038	CA	290,549	185,381
Mortgage Loan ID#1000015904**	2.00%	8/1/2051	NJ	370,295	185,099
Mortgage Loan ID#1000025997**	3.00%	12/1/2036	WA	373,645	184,930
Mortgage Loan ID#1000027641**	4.88%	1/1/2035	NJ	240,000	184,639
Mortgage Loan ID#1000001596	8.83%	5/1/2037	NY	408,500	184,427
Mortgage Loan ID#1000001621	8.00%	5/1/2037	NJ	385,884	183,548
Mortgage Loan ID#1000001610	9.38%	8/1/2037	NY	347,672	183,432
Mortgage Loan ID#1000043180**	4.00%	12/1/2049	NJ	239,425	182,687
Mortgage Loan ID#1000001580	3.00%	5/1/2054	FL	494,696	182,635
Mortgage Loan ID#1000028937**	2.00%	11/1/2036	NY	426,650	182,241
Mortgage Loan ID#1000003529	2.00%	11/1/2053	GA	362,451	181,656
Mortgage Loan ID#1000026003**	4.00%	6/1/2037	FL	209,157	180,096
Mortgage Loan ID#1000025940**	4.00%	4/1/2036	NH	263,174	179,762
Mortgage Loan ID#1000029151**	9.35%	12/1/2036	FL	270,872	179,323
Mortgage Loan ID#1000028805	2.00%	11/1/2036	NY	466,883	178,918
Mortgage Loan ID#1000003623	3.13%	12/1/2035	MA	251,222	178,275
Mortgage Loan ID#1000001683	8.33%	5/1/2037	TX	190,666	176,688
Mortgage Loan ID#1000025801**	7.88%	3/1/2047	FL	284,651	176,022
Mortgage Loan ID#1000026149**	7.13%	10/1/2035	NJ	177,901	174,653
Mortgage Loan ID#1000016152**	5.75%	5/1/2032	NY	101,254	174,498
Mortgage Loan ID#1000035314**	2.81%	1/1/2036	MD	218,926	173,971
Mortgage Loan ID#1000002021	3.25%	4/1/2037	NY	218,436	173,937
Mortgage Loan ID#1000034880	3.63%	11/1/2055	NJ	447,171	173,503
Mortgage Loan ID#1000029367**	7.00%	2/1/2037	NY	450,400	173,367
Mortgage Loan ID#1000043875**	3.13%	12/1/2034	NC	193,246	173,203
Mortgage Loan ID#1000001594	5.00%	4/1/2047	FL	474,101	172,203
Mortgage Loan ID#1000029165**	3.25%	7/1/2055	WA	375,265	172,130
Mortgage Loan ID#1000002101	2.00%	6/1/2054	CA	435,318	171,795
Mortgage Loan ID#1000017183**	4.00%	8/1/2037	FL	291,247	170,762
Mortgage Loan ID#1000028891**	3.88%	9/1/2053	VA	258,701	169,974
Mortgage Loan ID#1000044296**	3.63%	11/1/2055	IL	366,492	169,795
Mortgage Loan ID#1000026028**	3.43%	5/1/2041	CA	297,608	168,383
Mortgage Loan ID#1000029356**	2.00%	6/1/2046	CA	388,507	167,860
Mortgage Loan ID#1000038587**	2.00%	8/1/2055	PA	219,093	167,793
Mortgage Loan ID#1000026413**	5.13%	9/1/2035	MA	352,241	167,241
Mortgage Loan ID#1000001247	3.00%	11/1/2050	OH	267,674	166,817
Mortgage Loan ID#1000043516**	4.25%	9/1/2047	NJ	284,755	166,686
Mortgage Loan ID#1000029196**	2.00%	5/1/2052	CA	384,399	166,442
Mortgage Loan ID#1000001066	9.50%	9/1/2037	FL	203,067	165,881
Mortgage Loan ID#1000028998**	8.28%	1/1/2037	FL	227,050	165,241
Mortgage Loan ID#1000026356**	8.10%	1/1/2037	MD	294,756	164,867
Mortgage Loan ID#1000003663	8.25%	12/1/2036	WI	190,337	163,595
Mortgage Loan ID#1000043656**	6.50%	12/1/2036	DC	228,791	162,412
Mortgage Loan ID#1000027040**	2.00%	8/1/2039	AL	213,284	161,948
Mortgage Loan ID#1000000995	5.98%	10/1/2046	VA	275,932	161,434
Mortgage Loan ID#1000001022	8.50%	2/1/2037	FL	202,602	161,035
Mortgage Loan ID#1000027534**	7.13%	6/1/2048	FL	379,243	160,957
Mortgage Loan ID#1000028428**	4.00%	3/1/2055	CT	202,311	159,566
Mortgage Loan ID#1000003527	4.00%	9/1/2047	MD	386,000	158,793
Mortgage Loan ID#1000017341**	2.00%	4/1/2040	WA	222,823	158,066
Mortgage Loan ID#1000028925	7.20%	11/1/2036	FL	245,204	157,468
Mortgage Loan ID#1000028883**	7.00%	11/1/2036	FL	262,400	156,805
Mortgage Loan ID#1000034828**	6.63%	1/1/2038	NJ	184,785	155,157
Mortgage Loan ID#1000000658**	5.00%	7/1/2037	NY	269,313	154,768
Mortgage Loan ID#1000001442	2.00%	1/1/2055	NJ	272,413	154,442
Mortgage Loan ID#1000002369	4.00%	3/1/2037	NY	361,237	154,091
Mortgage Loan ID#1000044253**	7.50%	8/1/2036	PA	206,427	153,795
Mortgage Loan ID#1000044258	4.00%	1/1/2050	MA	388,471	153,753
Mortgage Loan ID#1000034994**	6.63%	5/1/2038	NJ	148,782	153,569
Mortgage Loan ID#1000002377	4.00%	5/1/2037	CA	206,738	153,096
Mortgage Loan ID#1000026597**	5.63%	10/1/2035	AZ	246,886	152,939
Mortgage Loan ID#1000015627**	6.75%	2/1/2037	NY	179,970	151,921
Mortgage Loan ID#1000016797**	6.99%	2/1/2035	NJ	152,794	151,870
Mortgage Loan ID#1000026749**	7.92%	2/25/2034	MI	146,182	151,328
Mortgage Loan ID#1000036021**	2.00%	7/1/2035	NY	312,636	151,314
Mortgage Loan ID#1000043804	5.00%	5/1/2054	NJ	510,446	151,215
Mortgage Loan ID#1000003516	4.13%	10/1/2053	MA	211,853	150,148
Mortgage Loan ID#1000038481	2.00%	12/1/2043	NJ	264,809	149,729
Mortgage Loan ID#1000026017**	2.00%	5/1/2037	CA	319,900	149,390
Mortgage Loan ID#1000043411**	2.00%	12/1/2044	MA	215,064	148,918
Mortgage Loan ID#1000027754**	4.85%	9/1/2038	WA	229,265	147,785
Mortgage Loan ID#1000017171**	6.00%	3/1/2049	GA	145,840	147,655
Mortgage Loan ID#1000017267**	4.00%	6/1/2055	NY	260,012	147,542
Mortgage Loan ID#1000003971**	4.50%	2/1/2037	MI	231,605	146,682
Mortgage Loan ID#1000002200	5.25%	6/1/2042	FL	221,052	146,560
Mortgage Loan ID#1000028957**	3.75%	4/1/2036	CO	171,853	146,424
Mortgage Loan ID#1000029011**	6.00%	8/1/2043	MI	165,828	146,166
Mortgage Loan ID#1000038507**	6.38%	5/1/2037	FL	300,000	146,003
Mortgage Loan ID#1000029329**	5.50%	5/1/2037	KS	204,337	145,091
Mortgage Loan ID#1000043360**	5.75%	1/1/2036	FL	236,383	145,015
Mortgage Loan ID#1000043950**	9.70%	6/1/2037	OR	183,348	144,994
Mortgage Loan ID#1000025949**	3.88%	4/1/2053	CA	337,988	144,855
Mortgage Loan ID#1000002310	6.00%	5/1/2037	ME	223,787	144,664
Mortgage Loan ID#1000044205**	7.60%	3/5/2036	MA	313,690	144,194
Mortgage Loan ID#1000017081**	6.75%	12/1/2033	WA	146,388	143,764
Mortgage Loan ID#1000017474**	3.00%	2/1/2037	IL	279,435	143,530
Mortgage Loan ID#1000043686**	2.00%	2/1/2055	FL	206,995	143,503
Mortgage Loan ID#1000035995**	3.00%	6/1/2039	WA	208,543	143,145
Mortgage Loan ID#1000001064	6.22%	8/1/2037	FL	196,123	142,436
Mortgage Loan ID#1000003647	2.00%	8/1/2043	MI	289,803	142,059
Mortgage Loan ID#1000003953	4.38%	5/1/2036	RI	178,570	142,021
Mortgage Loan ID#1000034960**	7.38%	4/1/2038	UT	140,314	141,962
Mortgage Loan ID#1000017452**	3.83%	4/1/2037	AZ	171,028	141,881
Mortgage Loan ID#1000003668	3.00%	9/1/2046	MD	343,822	141,521
Mortgage Loan ID#1000015875**	2.00%	10/1/2051	NY	195,665	141,068
Mortgage Loan ID#1000027941**	8.75%	1/1/2036	GA	189,174	140,555
Mortgage Loan ID#1000028922**	4.13%	10/1/2053	PA	215,371	139,967
Mortgage Loan ID#1000029345**	2.00%	12/1/2037	ME	226,430	139,496
Mortgage Loan ID#1000029198**	5.13%	11/1/2038	CA	312,355	138,653
Mortgage Loan ID#1000027353**	2.00%	6/1/2051	NY	264,919	138,333
Mortgage Loan ID#1000026022**	3.00%	1/1/2037	NV	370,751	138,119
Mortgage Loan ID#1000000662**	4.13%	1/1/2055	MN	229,469	137,331
Mortgage Loan ID#1000026109**	5.99%	10/1/2034	MA	222,625	137,229
Mortgage Loan ID#1000026229**	2.00%	10/1/2049	RI	319,004	137,176
Mortgage Loan ID#1000028410**	7.85%	6/1/2032	SC	132,934	136,851
Mortgage Loan ID#1000029044**	5.00%	3/1/2037	NJ	277,927	136,338
Mortgage Loan ID#1000002040	4.00%	7/1/2053	NC	197,851	136,002
Mortgage Loan ID#1000025982**	7.50%	1/1/2039	TX	132,281	135,308
Mortgage Loan ID#1000028488**	8.25%	12/1/2036	NY	134,640	134,828
Mortgage Loan ID#1000015280**	4.13%	4/1/2055	PA	255,048	134,528
Mortgage Loan ID#1000001327	4.78%	9/1/2047	CA	267,588	134,466
Mortgage Loan ID#1000027676	2.00%	4/1/2054	PA	181,799	134,085
Mortgage Loan ID#1000029231**	4.13%	5/1/2033	IL	657,024	134,081
Mortgage Loan ID#1000043979**	2.00%	9/1/2052	WA	175,365	133,903
Mortgage Loan ID#1000026019**	2.00%	2/1/2044	MD	179,143	133,863
Mortgage Loan ID#1000043544**	2.50%	6/1/2035	OH	179,019	133,436
Mortgage Loan ID#1000027053**	7.01%	3/12/2038	NJ	259,171	132,972
Mortgage Loan ID#1000016457**	8.00%	4/1/2037	IL	226,931	132,916
Mortgage Loan ID#1000015578**	7.50%	7/1/2041	GA	143,911	132,913
Mortgage Loan ID#1000003858**	2.75%	12/1/2037	GA	155,747	132,789
Mortgage Loan ID#1000026719**	3.00%	7/1/2034	TX	150,018	132,752
Mortgage Loan ID#1000015271**	3.00%	4/1/2047	IN	178,608	131,547
Mortgage Loan ID#1000028832	4.58%	10/1/2036	FL	601,406	131,394
Mortgage Loan ID#1000017411	3.50%	12/1/2055	FL	232,257	131,389
Mortgage Loan ID#1000028317**	8.13%	10/1/2037	MD	124,695	130,086
Mortgage Loan ID#1000026182**	4.75%	11/1/2054	CA	228,313	129,849
Mortgage Loan ID#1000017375**	5.00%	4/1/2054	MO	174,259	129,705
Mortgage Loan ID#1000017230**	4.13%	12/1/2054	NY	263,131	129,441
Mortgage Loan ID#1000001937	7.88%	3/1/2037	TX	139,444	129,028
Mortgage Loan ID#1000017513**	4.13%	8/1/2053	MA	184,622	129,013
Mortgage Loan ID#1000043731**	3.75%	4/1/2036	NJ	206,001	128,925
Mortgage Loan ID#1000025985**	4.78%	1/1/2037	TX	122,657	128,747
Mortgage Loan ID#1000000611	7.25%	3/1/2037	NY	130,475	128,390
Mortgage Loan ID#1000001961	5.00%	4/1/2054	CT	187,784	128,038
Mortgage Loan ID#1000000219**	3.75%	1/1/2037	IL	219,981	127,686
Mortgage Loan ID#1000028949**	3.00%	8/1/2032	FL	190,409	127,620
Mortgage Loan ID#1000026583**	2.00%	3/1/2051	MD	310,177	127,494
Mortgage Loan ID#1000029349**	10.63%	10/1/2037	FL	289,230	126,565
Mortgage Loan ID#1000044160**	5.13%	1/1/2054	OH	169,803	126,528
Mortgage Loan ID#1000026002**	2.00%	1/1/2042	CT	175,309	126,464
Mortgage Loan ID#1000001995	7.00%	4/1/2037	NY	216,015	126,337
Mortgage Loan ID#1000044250	8.65%	7/1/2021	NM	240,464	125,428
Mortgage Loan ID#1000028960**	8.25%	2/1/2037	NY	314,675	124,696
Mortgage Loan ID#1000043304**	9.59%	12/1/2036	IL	121,202	124,571
Mortgage Loan ID#1000043289**	5.50%	3/1/2037	IL	181,366	124,337
Mortgage Loan ID#1000017455**	5.88%	8/1/2037	SC	132,733	124,318
Mortgage Loan ID#1000001912	5.00%	5/1/2054	FL	176,659	124,098
Mortgage Loan ID#1000001449	2.00%	3/1/2052	CA	277,103	124,051
Mortgage Loan ID#1000029206**	11.38%	7/1/2037	NY	188,360	123,870
Mortgage Loan ID#1000043561**	4.13%	8/1/2053	AZ	165,006	123,625
Mortgage Loan ID#1000028793	2.00%	11/1/2053	NC	265,010	123,586
Mortgage Loan ID#1000028848**	2.00%	6/1/2036	RI	325,033	123,525
Mortgage Loan ID#1000027466**	8.40%	3/1/2036	NJ	283,206	123,199
Mortgage Loan ID#1000001346	2.50%	9/1/2037	TX	156,749	122,764
Mortgage Loan ID#1000027844**	2.00%	5/1/2051	MA	330,057	122,736
Mortgage Loan ID#1000028894**	3.88%	10/1/2036	FL	296,228	122,711
Mortgage Loan ID#1000028474	4.88%	4/1/2054	TX	139,761	122,447
Mortgage Loan ID#1000043850**	3.38%	8/1/2055	FL	346,470	122,446
Mortgage Loan ID#1000015930**	8.00%	8/1/2036	AZ	208,872	122,071
Mortgage Loan ID#1000027258**	8.25%	10/1/2037	AL	116,703	121,981
Mortgage Loan ID#1000027349**	3.25%	9/1/2055	CO	163,445	121,970
Mortgage Loan ID#1000026056**	6.00%	9/1/2037	OR	155,322	121,848
Mortgage Loan ID#1000001915	7.75%	8/1/2036	AZ	132,276	121,719
Mortgage Loan ID#1000035869**	4.00%	2/1/2037	MS	151,490	121,624
Mortgage Loan ID#1000027454**	3.88%	3/1/2053	NJ	345,428	121,579
Mortgage Loan ID#1000043469**	4.13%	1/1/2055	PA	154,388	120,704
Mortgage Loan ID#1000027985**	4.88%	3/1/2054	TN	153,719	120,672
Mortgage Loan ID#1000026007**	4.51%	6/1/2037	AZ	137,765	120,664
Mortgage Loan ID#1000043476	8.17%	9/7/2029	NV	161,986	120,231
Mortgage Loan ID#1000043827**	3.25%	7/1/2055	PA	171,834	120,203
Mortgage Loan ID#1000026014**	3.25%	8/1/2038	OR	205,455	120,172
Mortgage Loan ID#1000000399**	5.75%	12/1/2037	NJ	213,495	119,965
Mortgage Loan ID#1000017335**	2.63%	7/1/2049	VA	247,927	119,937
Mortgage Loan ID#1000017068**	4.00%	10/1/2037	MD	197,688	119,919
Mortgage Loan ID#1000002340	4.45%	4/1/2037	DC	213,060	119,897
Mortgage Loan ID#1000001431	4.13%	9/1/2053	NY	185,621	119,837
Mortgage Loan ID#1000026544**	3.25%	7/1/2055	MA	229,358	119,747
Mortgage Loan ID#1000002199	2.00%	12/1/2053	NJ	487,788	119,627
Mortgage Loan ID#1000028216**	6.38%	11/1/2037	NJ	434,011	119,486
Mortgage Loan ID#1000028969**	3.63%	11/1/2055	MD	300,778	119,117
Mortgage Loan ID#1000028995	2.00%	8/1/2051	PA	347,271	118,969
Mortgage Loan ID#1000029147**	2.06%	3/1/2037	FL	216,289	118,952
Mortgage Loan ID#1000029219**	3.50%	9/1/2055	FL	209,957	118,812
Mortgage Loan ID#1000015960**	4.00%	12/1/2049	OR	201,647	118,049
Mortgage Loan ID#1000043594**	7.90%	6/1/2037	IN	135,622	117,713
Mortgage Loan ID#1000026463**	3.63%	11/1/2055	MD	301,901	117,364
Mortgage Loan ID#1000026938**	7.64%	12/1/2036	NY	171,334	117,233
Mortgage Loan ID#1000028173**	5.83%	7/1/2037	WA	162,457	117,175
Mortgage Loan ID#1000025967**	9.25%	10/1/2036	PA	111,667	116,417
Mortgage Loan ID#1000016611**	5.88%	4/1/2034	IL	207,774	116,228
Mortgage Loan ID#1000000439**	4.88%	3/1/2054	AL	316,111	116,077
Mortgage Loan ID#1000002215	7.88%	12/1/2039	NC	204,888	116,050
Mortgage Loan ID#1000001369	6.80%	7/1/2037	IL	309,379	115,840
Mortgage Loan ID#1000017330**	5.02%	1/1/2037	CT	209,804	115,839
Mortgage Loan ID#1000043815**	4.75%	11/1/2054	NY	198,159	115,489
Mortgage Loan ID#1000034988**	2.00%	7/1/2049	FL	185,627	115,489
Mortgage Loan ID#1000028502**	2.00%	6/1/2046	MD	155,891	115,162
Mortgage Loan ID#1000026254**	3.50%	11/1/2037	VA	409,382	115,028
Mortgage Loan ID#1000001966	2.00%	3/1/2046	CT	246,029	115,013
Mortgage Loan ID#1000026016**	2.00%	12/1/2045	NM	246,338	114,932
Mortgage Loan ID#1000043217**	5.13%	9/1/2034	OH	126,671	114,861
Mortgage Loan ID#1000035666**	7.62%	2/1/2032	NY	122,900	114,496
Mortgage Loan ID#1000044020	3.40%	1/1/2038	IL	178,611	114,434
Mortgage Loan ID#1000001259	3.75%	8/1/2037	FL	302,750	114,196
Mortgage Loan ID#1000015336**	8.26%	9/1/2037	MN	111,574	113,937
Mortgage Loan ID#1000001943	5.80%	8/1/2037	MT	148,155	113,828
Mortgage Loan ID#1000002289	6.00%	4/1/2037	AZ	141,921	113,415
Mortgage Loan ID#1000043284**	7.75%	11/1/2035	FL	161,248	113,364
Mortgage Loan ID#1000035724**	2.00%	1/1/2045	CA	195,750	113,332
Mortgage Loan ID#1000026034**	3.00%	3/1/2037	CA	302,093	113,178
Mortgage Loan ID#1000003856**	2.63%	12/1/2037	AR	132,333	112,948
Mortgage Loan ID#1000028865**	7.40%	10/1/2036	FL	161,600	112,799
Mortgage Loan ID#1000026021**	4.00%	9/1/2050	IL	260,324	112,778
Mortgage Loan ID#1000026546**	4.88%	3/1/2035	VA	147,966	112,466
Mortgage Loan ID#1000044215**	4.00%	5/1/2055	TX	135,553	112,424
Mortgage Loan ID#1000017245**	7.89%	11/1/2035	CA	152,130	111,504
Mortgage Loan ID#1000015866**	2.00%	12/1/2046	PA	204,892	111,423
Mortgage Loan ID#1000014966**	3.00%	12/1/2050	MD	180,608	111,388
Mortgage Loan ID#1000001948	7.63%	5/1/2037	VA	120,849	111,252
Mortgage Loan ID#1000003880**	7.38%	12/1/2037	MA	263,504	111,222
Mortgage Loan ID#1000001920	7.13%	7/1/2036	AZ	125,411	110,843
Mortgage Loan ID#1000029143**	4.00%	8/1/2053	PA	139,023	110,691
Mortgage Loan ID#1000044113**	6.90%	12/1/2034	FL	146,698	110,599
Mortgage Loan ID#1000028798**	4.84%	11/1/2036	OH	124,618	110,340
Mortgage Loan ID#1000001904	7.63%	2/1/2037	TX	119,865	110,020
Mortgage Loan ID#1000015257**	3.25%	8/1/2055	PA	161,952	109,716
Mortgage Loan ID#1000015924**	7.51%	8/1/2037	FL	164,700	109,333
Mortgage Loan ID#1000017485**	6.80%	4/1/2033	OH	111,500	109,331
Mortgage Loan ID#1000000677**	5.00%	11/1/2055	FL	148,157	108,989
Mortgage Loan ID#1000029283**	3.25%	11/1/2036	NY	320,436	108,977
Mortgage Loan ID#1000015325**	5.04%	7/1/2047	CT	205,292	108,884
Mortgage Loan ID#1000017418**	3.75%	12/1/2036	FL	211,982	108,522
Mortgage Loan ID#1000035033**	7.00%	10/1/2037	NJ	152,649	108,311
Mortgage Loan ID#1000016520**	2.50%	10/1/2055	FL	137,017	108,208
Mortgage Loan ID#1000034776**	5.00%	9/1/2051	IN	138,541	108,188
Mortgage Loan ID#1000016038**	6.99%	3/1/2037	DE	152,305	107,738
Mortgage Loan ID#1000015963**	2.75%	3/1/2037	FL	166,400	107,529
Mortgage Loan ID#1000029282**	3.38%	10/1/2055	CT	171,523	107,185
Mortgage Loan ID#1000028447**	3.50%	8/1/2043	NC	193,887	106,982
Mortgage Loan ID#1000043414**	4.38%	10/1/2052	NC	131,894	106,975
Mortgage Loan ID#1000003489	7.13%	3/1/2037	WI	123,625	106,781
Mortgage Loan ID#1000036067**	6.95%	6/1/2035	MD	106,798	106,576
Mortgage Loan ID#1000001344	2.00%	8/1/2053	FL	219,634	106,553
Mortgage Loan ID#1000026110**	2.00%	6/1/2045	SC	231,336	106,503
Mortgage Loan ID#1000043555**	5.38%	3/1/2038	NC	154,835	106,207
Mortgage Loan ID#1000027397**	2.00%	2/1/2037	CT	260,453	105,800
Mortgage Loan ID#1000016888**	2.00%	1/1/2051	WI	139,337	105,721
Mortgage Loan ID#1000016883**	8.40%	1/1/2036	NJ	151,309	105,720
Mortgage Loan ID#1000043257**	4.00%	8/1/2039	FL	191,030	105,605
Mortgage Loan ID#1000027808**	3.00%	2/1/2034	GA	161,040	105,010
Mortgage Loan ID#1000029109**	7.50%	5/1/2032	IL	116,395	104,969
Mortgage Loan ID#1000029170**	2.00%	1/1/2037	PA	145,702	104,514
Mortgage Loan ID#1000028191**	3.25%	9/1/2055	PA	194,552	104,474
Mortgage Loan ID#1000043416**	5.00%	3/1/2038	CT	256,118	103,961
Mortgage Loan ID#1000026752**	4.75%	10/1/2054	OH	180,382	103,815
Mortgage Loan ID#1000043833**	6.38%	2/1/2034	NY	115,112	103,562
Mortgage Loan ID#1000002359	8.63%	4/1/2037	NY	259,846	102,983
Mortgage Loan ID#1000028440**	3.00%	8/1/2055	NY	131,727	102,796
Mortgage Loan ID#1000001928	6.38%	9/1/2036	CO	120,691	102,758
Mortgage Loan ID#1000029341**	4.00%	2/1/2053	MD	149,103	102,324
Mortgage Loan ID#1000034882**	6.38%	7/1/2036	NJ	202,992	102,253
Mortgage Loan ID#1000001924	5.00%	3/1/2047	WA	231,618	102,059
Mortgage Loan ID#1000028465**	4.80%	2/1/2036	OR	127,615	101,949
Mortgage Loan ID#1000026667**	6.40%	4/1/2036	MI	140,403	101,941
Mortgage Loan ID#1000029137**	2.00%	11/1/2044	FL	233,377	101,834
Mortgage Loan ID#1000029409**	4.84%	9/1/2037	CA	122,194	101,760
Mortgage Loan ID#1000015261**	4.88%	8/1/2054	PA	117,775	100,261
Mortgage Loan ID#1000025973**	3.00%	11/1/2054	PA	297,950	100,232
Mortgage Loan ID#1000043400**	7.99%	7/1/2037	OH	140,107	100,195
Mortgage Loan ID#1000026058**	6.13%	5/1/2034	TX	130,620	99,663
Mortgage Loan ID#1000038567**	6.13%	3/1/2036	ME	112,319	99,613
Mortgage Loan ID#1000043977**	9.79%	11/1/2037	TX	126,368	98,883
Mortgage Loan ID#1000027403**	5.38%	4/1/2036	WI	202,915	98,759
Mortgage Loan ID#1000017468**	2.00%	6/1/2044	NJ	174,175	98,514
Mortgage Loan ID#1000035194**	9.38%	5/1/2037	RI	298,641	98,496
Mortgage Loan ID#1000017460**	7.00%	3/1/2049	FL	234,309	98,437
Mortgage Loan ID#1000001326	3.88%	8/1/2047	FL	134,106	98,392
Mortgage Loan ID#1000035479**	7.95%	3/1/2037	FL	182,472	98,354
Mortgage Loan ID#1000028840**	3.19%	10/1/2055	FL	270,012	98,317
Mortgage Loan ID#1000001983	5.00%	3/1/2037	FL	133,019	98,060
Mortgage Loan ID#1000026334	5.13%	6/1/2054	MD	201,731	97,964
Mortgage Loan ID#1000044209**	4.13%	6/1/2036	LA	104,436	97,692
Mortgage Loan ID#1000001569	2.00%	6/1/2053	FL	227,095	97,673
Mortgage Loan ID#1000027480**	7.84%	6/1/2036	FL	183,257	97,595
Mortgage Loan ID#1000017383**	3.88%	7/1/2037	TX	157,448	97,556
Mortgage Loan ID#1000001840	4.86%	2/1/2047	MN	162,378	97,526
Mortgage Loan ID#1000028156**	5.99%	6/1/2037	NJ	171,886	96,966
Mortgage Loan ID#1000043863**	3.00%	11/1/2034	IL	173,654	96,580
Mortgage Loan ID#1000044087**	6.06%	11/28/2034	MO	175,286	96,516
Mortgage Loan ID#1000001619	2.00%	5/1/2037	CA	181,064	96,253
Mortgage Loan ID#1000044181**	6.75%	6/1/2037	MI	137,066	96,037
Mortgage Loan ID#1000028902**	10.25%	10/1/2021	PA	98,962	95,645
Mortgage Loan ID#1000001225	4.82%	4/1/2031	FL	182,124	95,459
Mortgage Loan ID#1000043320**	4.88%	12/1/2053	WI	207,756	95,423
Mortgage Loan ID#1000027668**	2.63%	1/1/2035	OH	156,450	95,385
Mortgage Loan ID#1000043128	6.86%	5/9/2033	NJ	102,661	95,182
Mortgage Loan ID#1000017321**	5.15%	2/1/2036	MD	175,846	95,005
Mortgage Loan ID#1000002011	2.00%	12/1/2053	FL	484,928	94,928
Mortgage Loan ID#1000015608**	4.00%	4/1/2055	FL	124,704	94,644
Mortgage Loan ID#1000026604**	2.00%	11/1/2051	GA	169,169	94,628
Mortgage Loan ID#1000015566**	2.00%	1/1/2051	FL	166,234	94,256
Mortgage Loan ID#1000025964**	4.13%	12/1/2054	PA	115,650	94,219
Mortgage Loan ID#1000035224**	6.78%	5/1/2033	NY	117,035	94,095
Mortgage Loan ID#1000015314**	3.25%	3/1/2049	IN	125,848	93,952
Mortgage Loan ID#1000029122	4.75%	6/1/2054	FL	167,763	93,895
Mortgage Loan ID#1000015929	6.13%	8/1/2036	NY	114,387	93,759
Mortgage Loan ID#1000027341**	8.55%	7/1/2029	TX	98,697	93,292
Mortgage Loan ID#1000028180**	4.13%	8/1/2053	PA	110,940	93,086
Mortgage Loan ID#1000001827	8.50%	9/1/2037	IN	103,376	92,950
Mortgage Loan ID#1000001128	5.00%	11/1/2036	FL	121,690	92,718
Mortgage Loan ID#1000029115**	2.00%	7/1/2037	CA	370,718	92,700
Mortgage Loan ID#1000003513	2.38%	3/1/2037	GA	133,241	92,363
Mortgage Loan ID#1000029316**	8.45%	5/1/2037	TX	90,910	92,320
Mortgage Loan ID#1000017458**	4.25%	1/1/2055	VA	140,754	91,082
Mortgage Loan ID#1000001921	7.75%	5/1/2037	VA	130,093	91,002
Mortgage Loan ID#1000027869**	3.25%	3/1/2037	LA	183,007	90,797
Mortgage Loan ID#1000035535**	3.00%	3/1/2051	LA	118,306	90,566
Mortgage Loan ID#1000028919**	4.13%	3/1/2055	NM	266,617	90,546
Mortgage Loan ID#1000029008	2.00%	2/1/2037	FL	314,834	90,522
Mortgage Loan ID#1000028936**	5.00%	5/1/2054	NY	411,453	89,816
Mortgage Loan ID#1000015452**	4.00%	9/1/2053	MO	212,012	89,612
Mortgage Loan ID#1000001800	7.88%	4/1/2037	NY	102,570	89,571
Mortgage Loan ID#1000027352**	7.88%	5/1/2035	OH	93,281	89,516
Mortgage Loan ID#1000027400**	7.75%	4/1/2036	NY	229,668	89,108
Mortgage Loan ID#1000029135**	7.65%	7/1/2037	IL	149,661	88,806
Mortgage Loan ID#1000035732**	4.13%	8/1/2053	OR	143,726	88,620
Mortgage Loan ID#1000016053**	9.25%	4/1/2037	ME	119,370	88,582
Mortgage Loan ID#1000044104	2.50%	1/1/2035	TX	153,631	88,482
Mortgage Loan ID#1000025959**	2.25%	10/1/2038	KS	154,221	88,478
Mortgage Loan ID#1000028008**	7.13%	12/1/2032	AL	105,851	88,278
Mortgage Loan ID#1000043752**	6.99%	12/1/2036	OK	89,167	88,021
Mortgage Loan ID#1000028202**	9.23%	12/22/2038	MD	186,144	88,011
Mortgage Loan ID#1000026614**	4.88%	7/1/2054	NC	146,162	87,825
Mortgage Loan ID#1000015532**	3.75%	9/1/2055	SC	207,881	87,743
Mortgage Loan ID#1000026136**	10.84%	2/1/2029	GA	91,383	87,344
Mortgage Loan ID#1000029180**	8.60%	2/1/2037	OH	143,347	87,044
Mortgage Loan ID#1000027437**	9.69%	9/22/2036	NY	114,538	86,985
Mortgage Loan ID#1000028441	5.00%	6/1/2043	FL	244,477	86,856
Mortgage Loan ID#1000017410**	4.88%	9/1/2039	MI	137,845	84,998
Mortgage Loan ID#1000029027**	4.63%	8/1/2037	AZ	304,456	84,473
Mortgage Loan ID#1000025987**	7.50%	1/1/2037	WI	178,211	84,348
Mortgage Loan ID#1000029186	3.00%	7/1/2054	FL	209,459	83,920
Mortgage Loan ID#1000017039**	3.00%	12/1/2048	FL	256,484	83,876
Mortgage Loan ID#1000017525**	4.00%	4/1/2055	MD	170,157	83,450
Mortgage Loan ID#1000003508	4.00%	7/1/2053	GA	114,514	83,090
Mortgage Loan ID#1000029172**	3.25%	9/1/2055	FL	119,058	82,856
Mortgage Loan ID#1000001464	3.00%	6/1/2055	IL	266,751	82,574
Mortgage Loan ID#1000003627	3.00%	11/1/2052	WI	161,261	82,249
Mortgage Loan ID#1000034925**	2.00%	5/1/2047	FL	244,566	82,152
Mortgage Loan ID#1000043575**	5.88%	6/1/2036	NY	177,408	81,848
Mortgage Loan ID#1000026553	2.00%	3/1/2038	IL	285,953	81,837
Mortgage Loan ID#1000016194**	6.88%	8/1/2018	NY	89,843	81,688
Mortgage Loan ID#1000001910	3.00%	7/1/2047	NV	244,095	81,323
Mortgage Loan ID#1000026200**	4.00%	5/1/2055	MA	243,102	80,727
Mortgage Loan ID#1000043137**	7.85%	8/5/2034	FL	101,296	80,000
Mortgage Loan ID#1000044193**	4.00%	11/1/2048	NC	176,510	79,873
Mortgage Loan ID#1000035629**	3.00%	8/1/2054	DE	175,543	79,841
Mortgage Loan ID#1000043722**	6.75%	2/1/2037	PA	91,253	79,817
Mortgage Loan ID#1000001793	8.50%	9/1/2037	NY	85,567	79,455
Mortgage Loan ID#1000043946**	2.00%	11/1/2050	MA	160,716	79,245
Mortgage Loan ID#1000035205**	2.75%	6/1/2032	CO	141,119	79,149
Mortgage Loan ID#1000000903**	7.38%	1/1/2038	CA	135,000	79,056
Mortgage Loan ID#1000028931**	2.00%	10/1/2036	CT	226,749	78,950
Mortgage Loan ID#1000027380**	4.00%	5/1/2055	TX	102,011	78,840
Mortgage Loan ID#1000000440**	2.63%	1/1/2038	TX	89,666	78,761
Mortgage Loan ID#1000027358**	7.80%	12/1/2034	IL	118,881	78,213
Mortgage Loan ID#1000027105**	8.75%	9/21/2037	OR	153,228	77,586
Mortgage Loan ID#1000038454**	6.50%	1/1/2038	NJ	127,627	77,076
Mortgage Loan ID#1000043462**	8.96%	3/1/2037	NY	142,563	76,620
Mortgage Loan ID#1000044116**	6.95%	12/1/2034	NJ	152,610	76,547
Mortgage Loan ID#1000027174**	4.25%	2/1/2055	MA	338,430	76,493
Mortgage Loan ID#1000025970**	7.00%	1/1/2037	SD	83,226	76,375
Mortgage Loan ID#1000026256**	8.75%	8/1/2035	FL	143,301	76,369
Mortgage Loan ID#1000035041**	6.25%	1/1/2038	NJ	242,563	76,253
Mortgage Loan ID#1000026986**	3.25%	9/1/2055	AL	162,326	76,114
Mortgage Loan ID#1000001265	3.00%	6/1/2047	FL	266,995	75,729
Mortgage Loan ID#1000028487**	5.13%	5/1/2038	TN	122,266	75,604
Mortgage Loan ID#1000035363	2.75%	12/1/2024	CA	83,808	75,543
Mortgage Loan ID#1000043746**	4.88%	8/1/2044	CT	169,089	75,525
Mortgage Loan ID#1000000365**	11.75%	10/1/2037	VA	111,200	75,237
Mortgage Loan ID#1000029422**	7.30%	10/1/2036	FL	191,565	75,189
Mortgage Loan ID#1000043928**	7.99%	7/1/2036	TX	105,562	74,998
Mortgage Loan ID#1000001822	2.00%	1/1/2051	FL	158,835	74,711
Mortgage Loan ID#1000017518**	3.38%	8/1/2055	NJ	172,626	74,420
Mortgage Loan ID#1000003477	2.00%	1/1/2052	MS	124,601	74,222
Mortgage Loan ID#1000028909**	2.00%	9/1/2054	CA	224,723	73,707
Mortgage Loan ID#1000025968**	7.50%	10/1/2036	CA	182,347	73,335
Mortgage Loan ID#1000015282**	2.00%	3/1/2051	LA	127,695	72,905
Mortgage Loan ID#1000028235**	2.00%	8/1/2051	MN	145,764	72,866
Mortgage Loan ID#1000026384**	4.00%	9/1/2053	MN	134,820	72,435
Mortgage Loan ID#1000044235**	6.85%	1/26/2036	NJ	90,853	72,420
Mortgage Loan ID#1000027365**	2.00%	8/1/2027	GA	132,719	72,069
Mortgage Loan ID#1000029060**	2.00%	6/1/2054	LA	100,386	71,518
Mortgage Loan ID#1000015277**	4.88%	12/1/2053	MD	89,268	71,153
Mortgage Loan ID#1000027381**	11.50%	10/1/2035	NC	68,181	70,977
Mortgage Loan ID#1000026712**	4.88%	1/1/2036	TX	83,244	70,739
Mortgage Loan ID#1000015565**	8.70%	12/1/2034	NY	67,138	70,495
Mortgage Loan ID#1000038442**	4.13%	10/1/2053	OK	147,888	70,479
Mortgage Loan ID#1000043409**	5.15%	11/1/2042	VA	107,222	70,385
Mortgage Loan ID#1000014981**	4.82%	6/1/2044	IL	116,837	70,219
Mortgage Loan ID#1000029423**	3.40%	6/1/2044	TX	92,784	70,072
Mortgage Loan ID#1000002009	3.00%	7/1/2054	NJ	347,290	69,752
Mortgage Loan ID#1000017362**	5.25%	3/1/2036	NY	115,528	69,366
Mortgage Loan ID#1000029163**	5.40%	2/1/2037	PA	99,381	69,349
Mortgage Loan ID#1000002006	7.75%	3/1/2037	FL	74,985	68,678
Mortgage Loan ID#1000000706**	2.75%	8/1/2037	FL	231,992	68,552
Mortgage Loan ID#1000028406**	7.50%	5/1/2035	NY	90,270	68,546
Mortgage Loan ID#1000001271	2.25%	6/1/2037	NJ	365,079	68,230
Mortgage Loan ID#1000015637**	4.25%	12/1/2054	AL	122,701	67,550
Mortgage Loan ID#1000001853	4.00%	4/1/2047	FL	121,089	67,230
Mortgage Loan ID#1000000621**	4.50%	11/1/2053	KY	96,755	67,203
Mortgage Loan ID#1000001546	4.88%	5/1/2054	NC	97,956	67,124
Mortgage Loan ID#1000015272**	7.83%	2/1/2037	TX	63,849	67,041
Mortgage Loan ID#1000025934**	6.50%	10/1/2043	TN	118,938	66,799
Mortgage Loan ID#1000015651**	8.70%	6/1/2036	TX	63,391	66,022
Mortgage Loan ID#1000001521	2.00%	10/1/2041	NE	117,600	65,824
Mortgage Loan ID#1000038580**	6.75%	9/1/2037	CO	96,436	65,261
Mortgage Loan ID#1000000563**	8.99%	2/1/2037	AZ	82,151	65,184
Mortgage Loan ID#1000028837**	7.13%	10/1/2028	OH	66,402	64,721
Mortgage Loan ID#1000025927**	3.61%	5/1/2036	ID	61,612	64,513
Mortgage Loan ID#1000026506**	4.13%	2/1/2055	FL	118,148	64,391
Mortgage Loan ID#1000000426**	2.63%	1/1/2038	CO	145,574	64,362
Mortgage Loan ID#1000014997**	7.88%	6/1/2024	NY	61,049	64,102
Mortgage Loan ID#1000027209**	4.63%	3/1/2054	IL	178,734	64,010
Mortgage Loan ID#1000003506	5.00%	5/1/2037	MI	107,448	63,889
Mortgage Loan ID#1000044092**	6.99%	7/1/2024	PA	64,494	63,741
Mortgage Loan ID#1000015276**	6.93%	4/1/2044	PA	129,727	62,334
Mortgage Loan ID#1000035844**	5.75%	4/1/2047	SC	231,898	62,188
Mortgage Loan ID#1000044075**	11.99%	10/1/2029	PA	61,243	61,927
Mortgage Loan ID#1000028177**	4.13%	2/1/2055	PA	134,811	61,081
Mortgage Loan ID#1000026464**	7.50%	8/1/2035	WI	58,432	60,988
Mortgage Loan ID#1000001830	3.00%	3/1/2047	NV	161,021	60,617
Mortgage Loan ID#1000027625**	4.88%	2/1/2054	WI	170,894	60,257
Mortgage Loan ID#1000043981**	2.00%	9/1/2042	NC	122,242	60,049
Mortgage Loan ID#1000043995**	2.00%	1/1/2045	IL	306,860	59,938
Mortgage Loan ID#1000001233	2.00%	1/1/2047	IL	132,743	59,724
Mortgage Loan ID#1000003504	4.00%	5/1/2055	AR	89,098	59,701
Mortgage Loan ID#1002229098	8.00%	12/1/2025	GA	56,503	59,328
Mortgage Loan ID#1000003418	2.00%	3/1/2037	NY	103,994	59,290
Mortgage Loan ID#1000035249**	9.00%	6/1/2027	NY	57,244	59,268
Mortgage Loan ID#1000016784**	8.25%	5/1/2037	FL	197,654	59,070
Mortgage Loan ID#1000017401**	2.00%	1/1/2051	IN	109,427	59,040
Mortgage Loan ID#1000002002	2.00%	4/1/2051	IL	257,675	58,898
Mortgage Loan ID#1000027126**	3.75%	4/1/2034	IL	158,133	58,609
Mortgage Loan ID#1000028943**	2.00%	6/1/2053	FL	296,806	57,926
Mortgage Loan ID#1000035990**	2.00%	2/1/2052	LA	145,981	57,875
Mortgage Loan ID#1000016084	5.13%	1/1/2054	LA	72,235	57,205
Mortgage Loan ID#1000015229**	4.78%	7/1/2044	IA	123,451	57,018
Mortgage Loan ID#1000015268**	4.85%	10/1/2050	FL	159,583	56,869
Mortgage Loan ID#1000027318**	3.38%	9/1/2055	OH	85,143	56,500
Mortgage Loan ID#1000015563**	4.00%	10/1/2053	LA	68,346	56,389
Mortgage Loan ID#1000001792	2.00%	6/1/2054	SC	98,541	56,138
Mortgage Loan ID#1000025947**	4.25%	3/1/2055	KS	72,008	56,086
Mortgage Loan ID#1000000376**	11.13%	10/1/2037	NY	53,400	55,575
Mortgage Loan ID#1000044196**	7.99%	1/1/2036	MD	148,017	55,429
Mortgage Loan ID#1000036109**	6.74%	2/21/2034	NY	80,087	55,416
Mortgage Loan ID#1000001834	8.75%	5/1/2037	NV	169,526	55,311
Mortgage Loan ID#1000025935**	4.13%	8/1/2053	PA	210,627	55,163
Mortgage Loan ID#1000015260**	4.00%	12/1/2036	GA	92,675	55,125
Mortgage Loan ID#1000017447**	8.15%	2/1/2036	AL	66,816	54,832
Mortgage Loan ID#1000025958**	4.13%	11/1/2053	WI	129,504	54,816
Mortgage Loan ID#1000026454**	2.00%	6/1/2051	IA	74,993	54,486
Mortgage Loan ID#7000014317	5.25%	3/1/2042	VA	132,032	54,319
Mortgage Loan ID#1000027361**	7.45%	12/1/2025	LA	55,488	54,236
Mortgage Loan ID#1000001589	2.63%	3/1/2037	NJ	273,606	54,205
Mortgage Loan ID#1000026230**	7.25%	12/1/2035	FL	76,965	54,160
Mortgage Loan ID#1000003512	3.13%	11/1/2034	GA	101,445	53,878
Mortgage Loan ID#1000043563**	3.88%	2/1/2037	FL	225,734	53,818
Mortgage Loan ID#1000016068**	10.18%	2/1/2037	FL	288,111	53,577
Mortgage Loan ID#1000015971	2.00%	2/1/2038	IL	74,830	53,391
Mortgage Loan ID#1000034773**	5.13%	5/1/2050	PA	70,166	53,344
Mortgage Loan ID#1000043682**	2.00%	9/1/2052	IL	109,307	53,243
Mortgage Loan ID#1000043222**	3.44%	5/1/2025	CA	57,971	53,087
Mortgage Loan ID#1000029244**	6.47%	8/1/2036	TX	54,894	53,043
Mortgage Loan ID#1000015558**	4.88%	7/1/2054	NY	65,696	52,864
Mortgage Loan ID#1000025925**	5.36%	12/1/2035	NY	85,175	52,642
Mortgage Loan ID#1000017351**	2.88%	4/1/2036	KS	87,565	52,369
Mortgage Loan ID#1000026554**	10.68%	11/6/2027	GA	49,574	52,050
Mortgage Loan ID#1000029162**	7.50%	8/1/2035	LA	119,545	51,968
Mortgage Loan ID#1000027169**	8.75%	2/1/2038	NJ	96,090	51,879
Mortgage Loan ID#1000015932	6.13%	10/1/2036	NY	63,311	51,669
Mortgage Loan ID#1000003679	4.88%	5/1/2054	MI	135,753	51,386
Mortgage Loan ID#1000044098**	6.00%	4/1/2048	MI	170,522	51,232
Mortgage Loan ID#1000034867	4.00%	8/1/2053	WI	71,300	51,224
Mortgage Loan ID#1000016159**	6.75%	11/1/2036	NY	169,119	50,981
Mortgage Loan ID#1000001795	5.00%	8/1/2037	VA	78,939	50,907
Mortgage Loan ID#1000035030**	7.00%	8/1/2037	FL	173,095	50,902
Mortgage Loan ID#1000015614**	2.63%	8/1/2036	FL	113,982	50,670
Mortgage Loan ID#1000035573**	4.13%	8/1/2053	FL	134,452	50,251
Mortgage Loan ID#1000044171**	4.00%	9/1/2053	IL	269,596	50,107
Mortgage Loan ID#1000044151	4.00%	9/1/2053	PA	148,328	49,395
Mortgage Loan ID#1000015939**	4.00%	9/1/2053	AZ	76,908	48,754
Mortgage Loan ID#1000044291**	3.25%	9/1/2048	TN	84,345	48,600
Mortgage Loan ID#7000044223	4.25%	2/1/2044	CA	184,041	48,539
Mortgage Loan ID#1000029010**	3.00%	9/1/2044	FL	122,780	48,509
Mortgage Loan ID#1000026763**	11.75%	4/1/2020	NY	52,577	48,441
Mortgage Loan ID#1000034979**	3.13%	5/1/2038	IL	197,429	48,242
Mortgage Loan ID#1000016908**	5.00%	2/1/2019	CA	63,300	48,062
Mortgage Loan ID#1000000663**	9.85%	1/1/2037	NY	59,525	47,933
Mortgage Loan ID#1000043618**	6.88%	5/1/2035	NY	275,173	47,854
Mortgage Loan ID#1000000412**	2.63%	12/1/2037	DE	136,687	47,835
Mortgage Loan ID#1000029201**	3.00%	5/1/2052	WI	160,692	47,328
Mortgage Loan ID#1000044279**	6.70%	7/1/2026	TX	69,188	47,317
Mortgage Loan ID#1000043371**	9.00%	8/1/2038	OH	69,791	47,255
Mortgage Loan ID#1000015972**	6.98%	4/1/2037	FL	96,044	46,638
Mortgage Loan ID#1000027348**	5.15%	10/1/2034	KY	79,325	46,467
Mortgage Loan ID#1000015597**	7.39%	1/1/2036	OH	95,102	46,291
Mortgage Loan ID#1000015553**	10.99%	4/1/2015	NY	44,036	46,238
Mortgage Loan ID#1000000363**	11.63%	10/1/2037	NY	44,083	45,860
Mortgage Loan ID#1000017526**	2.00%	1/1/2042	IA	88,382	45,849
Mortgage Loan ID#1000029399**	2.00%	7/1/2037	MD	111,375	45,666
Mortgage Loan ID#1000026461**	8.60%	7/1/2034	TX	55,070	45,509
Mortgage Loan ID#1000027992**	3.13%	9/1/2035	IL	79,292	45,402
Mortgage Loan ID#7000003524	4.75%	7/1/2040	CA	164,321	45,300
Mortgage Loan ID#1000028449**	9.00%	5/1/2031	AL	43,758	45,229
Mortgage Loan ID#1000029385**	8.50%	5/1/2037	FL	178,830	44,935
Mortgage Loan ID#1000015564**	8.00%	3/1/2024	MS	45,333	43,579
Mortgage Loan ID#1000028413**	4.88%	12/1/2053	TX	72,001	42,491
Mortgage Loan ID#1000015573**	4.13%	1/1/2055	NC	92,570	42,368
Mortgage Loan ID#1000025939**	4.00%	4/1/2054	KY	87,810	41,964
Mortgage Loan ID#1000015906**	8.00%	6/1/2029	TX	54,255	41,899
Mortgage Loan ID#1000044152**	5.00%	4/1/2054	MO	72,222	41,402
Mortgage Loan ID#1000038508**	4.50%	6/1/2047	NJ	234,727	41,393
Mortgage Loan ID#1000029391**	7.61%	8/1/2040	FL	242,367	41,081
Mortgage Loan ID#1000015945**	2.75%	2/1/2037	IL	78,720	40,834
Mortgage Loan ID#1000029247**	2.00%	6/1/2053	TX	60,219	40,626
Mortgage Loan ID#1000026730**	7.83%	4/1/2048	FL	96,268	40,147
Mortgage Loan ID#1000028377**	9.13%	4/1/2034	IN	48,235	39,930
Mortgage Loan ID#1000043664**	7.00%	10/1/2043	WI	147,573	39,817
Mortgage Loan ID#1000044266**	8.95%	10/1/2036	NY	57,785	39,711
Mortgage Loan ID#1000026516**	5.25%	1/1/2049	CT	194,993	39,599
Mortgage Loan ID#1000025922**	4.13%	8/1/2053	OK	61,898	39,541
Mortgage Loan ID#1000027952**	4.88%	2/1/2037	IN	136,617	39,043
Mortgage Loan ID#1000027343**	5.25%	9/1/2053	WI	147,587	38,655
Mortgage Loan ID#1000027252**	4.50%	11/1/2053	WI	126,538	38,585
Mortgage Loan ID#1000029308**	5.88%	2/1/2022	MI	59,660	38,526
Mortgage Loan ID#1000043424**	7.38%	6/1/2026	AL	51,262	38,214
Mortgage Loan ID#1000017252**	7.00%	9/1/2028	NY	52,390	38,078
Mortgage Loan ID#1000026052**	2.00%	9/1/2053	CA	203,171	37,891
Mortgage Loan ID#1000029211**	6.47%	6/1/2032	PA	60,640	37,835
Mortgage Loan ID#1000044088**	8.35%	9/1/2034	AR	60,791	37,165
Mortgage Loan ID#1000034873**	7.38%	10/1/2034	NJ	63,813	36,837
Mortgage Loan ID#1000029401**	9.25%	8/1/2037	OH	88,569	36,595
Mortgage Loan ID#7000004746	4.75%	10/1/2040	CA	93,132	36,240
Mortgage Loan ID#1000017233**	8.00%	10/1/2019	TN	36,105	36,067
Mortgage Loan ID#1000025928**	7.00%	1/1/2039	MI	44,102	36,016
Mortgage Loan ID#1000017142**	3.52%	3/1/2017	NY	42,139	35,423
Mortgage Loan ID#1000043847**	8.95%	3/7/2037	UT	46,206	35,282
Mortgage Loan ID#1000025920**	3.75%	11/1/2055	MI	56,630	35,045
Mortgage Loan ID#1000026584**	7.38%	9/1/2046	FL	117,539	34,660
Mortgage Loan ID#1000028966**	4.38%	7/1/2037	ME	149,718	34,209
Mortgage Loan ID#7000034626	4.88%	8/1/2043	CA	45,512	34,151
Mortgage Loan ID#1000014995**	3.00%	7/1/2018	CT	36,381	34,016
Mortgage Loan ID#1000001753	8.38%	6/1/2036	NY	36,858	33,331
Mortgage Loan ID#1000028818**	2.00%	12/1/2035	WI	196,751	33,213
Mortgage Loan ID#1000043557**	3.38%	1/1/2019	NY	44,528	33,193
Mortgage Loan ID#1000003941	7.65%	1/1/2037	TN	75,443	32,949
Mortgage Loan ID#1000044142**	5.00%	12/1/2053	OH	125,478	32,352
Mortgage Loan ID#1000001759	6.38%	12/1/2036	OK	40,888	32,132
Mortgage Loan ID#1000001968	5.00%	9/1/2037	IL	132,695	32,112
Mortgage Loan ID#1000043264**	6.00%	10/1/2042	OH	90,993	32,102
Mortgage Loan ID#1000043727**	5.63%	2/1/2055	IN	169,401	31,714
Mortgage Loan ID#1000025991**	2.00%	6/1/2031	NM	149,410	31,480
Mortgage Loan ID#1000026055**	2.60%	9/1/2037	FL	183,162	31,259
Mortgage Loan ID#1000000380**	12.50%	11/1/2037	MO	29,441	30,913
Mortgage Loan ID#1000029080**	4.38%	12/1/2053	IA	82,612	30,585
Mortgage Loan ID#1000002951	4.00%	3/1/2037	NY	128,053	30,396
Mortgage Loan ID#1000028161**	4.00%	7/1/2053	IL	209,118	30,139
Mortgage Loan ID#1000026187**	4.50%	10/1/2054	PA	113,828	29,885
Mortgage Loan ID#1000001762	6.63%	12/1/2036	OK	37,852	29,640
Mortgage Loan ID#1000043768**	4.88%	4/1/2047	MD	57,229	29,354
Mortgage Loan ID#1000015907**	7.50%	2/1/2037	TX	41,376	29,034
Mortgage Loan ID#1000016645**	3.13%	11/1/2019	FL	32,609	28,973
Mortgage Loan ID#1000043985**	8.60%	4/1/2039	IL	98,871	28,414
Mortgage Loan ID#1000036023**	6.65%	9/1/2034	OH	87,180	28,010
Mortgage Loan ID#1000029277**	4.63%	10/1/2054	IN	83,816	27,098
Mortgage Loan ID#1000027130**	4.00%	8/1/2053	LA	100,809	26,029
Mortgage Loan ID#7000000337	5.00%	9/1/2039	NM	106,000	25,937
Mortgage Loan ID#7000030265	4.88%	3/1/2043	OR	79,786	25,528
Mortgage Loan ID#1000015867**	7.63%	10/1/2046	OH	70,098	25,323
Mortgage Loan ID#1000029039**	3.88%	2/1/2037	PA	79,599	25,287
Mortgage Loan ID#1000003417	1.00%	3/1/2022	NY	110,774	25,195
Mortgage Loan ID#1000036019**	8.75%	1/1/2019	SC	25,626	25,037
Mortgage Loan ID#1000003366	10.75%	3/1/2022	NY	24,638	24,638
Mortgage Loan ID#1000003396	6.00%	9/1/2022	CA	55,410	24,181
Mortgage Loan ID#1000025995**	4.13%	8/1/2053	AL	77,881	24,011
Mortgage Loan ID#1000000641**	8.00%	1/1/2037	TX	48,941	23,707
Mortgage Loan ID#1000003601	7.00%	10/1/2035	MD	185,250	23,552
Mortgage Loan ID#1000015320**	4.00%	7/1/2039	DE	139,406	23,379
Mortgage Loan ID#1000002907	3.00%	8/1/2032	FL	122,517	22,454
Mortgage Loan ID#7000018838	6.75%	7/1/2042	MD	53,015	22,397
Mortgage Loan ID#1000016696**	6.54%	5/1/2018	NY	24,092	22,373
Mortgage Loan ID#7000036752	5.50%	8/1/2028	MN	64,534	22,312
Mortgage Loan ID#1000043439	8.99%	5/1/2032	IN	65,340	22,159
Mortgage Loan ID#1000001308	8.38%	7/1/2037	NJ	160,615	21,780
Mortgage Loan ID#1000043793**	8.50%	1/1/2019	NY	21,227	21,483
Mortgage Loan ID#1000017087**	8.00%	8/1/2025	IL	63,304	21,071
Mortgage Loan ID#1000029006**	5.46%	1/1/2037	NJ	95,825	20,913
Mortgage Loan ID#1000002535	2.00%	3/1/2037	CA	200,129	20,662
Mortgage Loan ID#1000001120	7.50%	5/1/2020	NY	47,436	20,386
Mortgage Loan ID#1000003981	1.00%	5/1/2039	NY	36,435	20,118
Mortgage Loan ID#1000016586**	3.00%	4/1/2018	CT	25,432	19,805
Mortgage Loan ID#1000029105**	3.88%	9/1/2053	OH	128,792	19,275
Mortgage Loan ID#1000043709**	4.13%	9/1/2053	MI	160,601	19,009
Mortgage Loan ID#1000003201	5.38%	4/15/2032	RI	59,795	18,775
Mortgage Loan ID#1000003336	3.00%	3/1/2022	NJ	71,625	18,618
Mortgage Loan ID#7000020155	5.50%	8/1/2027	CA	25,287	18,559
Mortgage Loan ID#1000002521	14.13%	5/1/2022	TX	74,285	18,172
Mortgage Loan ID#7000000429	5.00%	9/1/2039	CA	51,263	17,612
Mortgage Loan ID#1000017061**	2.00%	3/1/2041	IL	221,259	17,515
Mortgage Loan ID#1000003131	4.00%	3/1/2022	NV	17,483	17,368
Mortgage Loan ID#1000001756	3.00%	3/1/2047	NY	59,417	17,179
Mortgage Loan ID#1000001774	8.75%	5/1/2037	NY	64,688	17,120
Mortgage Loan ID#1000043430**	11.25%	1/1/2018	NJ	19,200	16,309
Mortgage Loan ID#1000003757	12.50%	1/1/2037	MD	36,235	16,203
Mortgage Loan ID#1000003265	12.75%	2/1/2022	TX	47,829	16,127
Mortgage Loan ID#1000003269	8.63%	3/1/2032	AZ	48,195	16,038
Mortgage Loan ID#1000035248**	3.38%	8/1/2018	PA	17,108	15,743
Mortgage Loan ID#1000002467	6.75%	3/9/2028	AZ	56,926	15,602
Mortgage Loan ID#1000003409	3.00%	4/1/2037	NY	99,738	15,530
Mortgage Loan ID#7000003226	3.00%	6/1/2040	CA	81,528	14,972
Mortgage Loan ID#1000003266	10.63%	1/1/2037	NC	43,745	14,536
Mortgage Loan ID#1000002916	1.00%	9/1/2049	CA	78,265	14,367
Mortgage Loan ID#1000003386	10.38%	8/1/2022	FL	65,404	14,037
Mortgage Loan ID#1000003793	10.75%	4/1/2032	MI	42,187	13,857
Mortgage Loan ID#1000043210**	9.00%	10/1/2039	VA	88,891	13,827
Mortgage Loan ID#1000003288	6.13%	4/15/2032	NY	50,021	13,574
Mortgage Loan ID#1000003284	10.50%	3/1/2037	NC	49,959	13,287
Mortgage Loan ID#1000003379	5.50%	5/1/2037	IL	79,185	12,561
Mortgage Loan ID#1000028827**	5.38%	10/1/2036	IL	301,644	12,222
Mortgage Loan ID#1000003393	3.00%	4/1/2037	VA	79,947	12,164
Mortgage Loan ID#1000017143**	3.25%	10/1/2013	CA	15,594	12,107
Mortgage Loan ID#1000003375	6.00%	2/1/2022	CA	63,103	12,014
Mortgage Loan ID#1000003961	4.81%	1/1/2037	NJ	30,356	11,868
Mortgage Loan ID#1000003330	10.88%	3/1/2022	NY	61,787	11,776
Mortgage Loan ID#1000003380	4.23%	9/1/2037	CA	80,479	11,772
Mortgage Loan ID#1000029287**	3.00%	7/1/2037	FL	231,532	11,677
Mortgage Loan ID#1000003048	3.75%	8/15/2032	NY	42,520	11,495
Mortgage Loan ID#1000003936**	4.88%	3/1/2054	WI	84,066	11,412
Mortgage Loan ID#1000003295	10.75%	2/1/2022	IL	34,755	11,315
Mortgage Loan ID#1000043745**	3.25%	8/1/2016	NJ	14,229	11,263
Mortgage Loan ID#1000002985	10.88%	2/1/2022	CA	51,256	11,220
Mortgage Loan ID#1000003338	9.13%	4/1/2037	NY	67,694	10,958
Mortgage Loan ID#1000002455	5.64%	9/1/2037	AZ	62,820	10,601
Mortgage Loan ID#1000003203	9.50%	3/1/2022	VA	23,924	10,520
Mortgage Loan ID#1000003373	7.41%	4/1/2037	NY	61,994	10,429
Mortgage Loan ID#5000003989	0.00%	11/1/2024	NV	21,324	10,279
Mortgage Loan ID#1000003425	6.15%	3/1/2037	CA	59,986	10,148
Mortgage Loan ID#1000003079	6.13%	4/20/2031	HI	16,567	9,737
Mortgage Loan ID#1000003006	6.38%	4/15/2032	NY	31,939	9,560
Mortgage Loan ID#1000003215	12.50%	3/1/2022	TX	17,865	9,401
Mortgage Loan ID#1000001724	7.88%	2/1/2037	NY	35,451	9,178
Mortgage Loan ID#1000002439	5.50%	4/1/2038	AZ	64,931	9,053
Mortgage Loan ID#1000003314	10.25%	4/1/2022	UT	42,165	8,962
Mortgage Loan ID#1000043353**	9.64%	2/1/2047	OH	107,055	8,958
Mortgage Loan ID#1000003819	6.00%	4/1/2037	GA	82,596	8,912
Mortgage Loan ID#1000002931	11.63%	4/1/2022	NY	111,295	8,763
Mortgage Loan ID#1000003298	10.50%	7/1/2022	TX	35,694	8,615
Mortgage Loan ID#1000002468	7.25%	2/5/2028	AZ	16,299	8,395
Mortgage Loan ID#1000003331	9.25%	4/1/2022	IL	37,123	8,360
Mortgage Loan ID#7000001895	5.25%	3/1/2040	CA	24,091	8,261
Mortgage Loan ID#1000003029	8.25%	3/1/2022	FL	34,341	8,078
Mortgage Loan ID#1000003155	10.63%	3/1/2032	FL	41,068	8,027
Mortgage Loan ID#1000003212	13.25%	4/1/2022	PA	29,314	8,023
Mortgage Loan ID#1000002434	8.00%	3/30/2028	AZ	26,522	7,869
Mortgage Loan ID#1000003808	9.50%	4/1/2037	NH	33,914	7,819
Mortgage Loan ID#1000003752	1.00%	12/1/2040	MD	80,130	7,608
Mortgage Loan ID#1000025933**	7.00%	4/1/2039	AL	52,236	7,597
Mortgage Loan ID#1000003980	5.38%	4/1/2039	CT	31,450	7,451
Mortgage Loan ID#1000003208	8.84%	10/1/2036	PA	45,180	7,428
Mortgage Loan ID#1000003794	11.25%	4/1/2037	WI	44,139	7,362
Mortgage Loan ID#1000015928**	10.25%	9/1/2019	GA	8,524	7,272
Mortgage Loan ID#1000003329	6.93%	3/1/2037	VA	27,317	7,256
Mortgage Loan ID#7000000222	2.88%	4/1/2039	MO	31,797	7,213
Mortgage Loan ID#1000029342**	2.00%	8/1/2037	IA	66,994	7,174
Mortgage Loan ID#7000021621	5.50%	1/1/2028	CA	11,693	7,039
Mortgage Loan ID#1000003277	5.50%	4/1/2037	NV	47,752	6,964
Mortgage Loan ID#7000036678	5.00%	8/1/2028	FL	18,405	6,935
Mortgage Loan ID#1000003042	9.63%	4/1/2022	VA	63,956	6,914
Mortgage Loan ID#1000002475	7.25%	3/24/2028	AZ	24,300	6,904
Mortgage Loan ID#1000003044	12.38%	3/1/2022	FL	31,658	6,833
Mortgage Loan ID#1000002452	5.99%	9/4/2023	AZ	21,348	6,820
Mortgage Loan ID#1000002442	7.50%	5/22/2026	AZ	21,852	6,813
Mortgage Loan ID#7000016846	5.38%	4/1/2027	FL	14,210	6,729
Mortgage Loan ID#1000002238	2.00%	7/1/2053	FL	83,697	6,597
Mortgage Loan ID#1000003274	7.45%	4/1/2037	NV	37,426	6,578
Mortgage Loan ID#1000002474	7.25%	2/8/2028	AZ	23,549	6,540
Mortgage Loan ID#1000002453	7.50%	1/7/2028	AZ	21,280	6,306
Mortgage Loan ID#1000003789	12.63%	12/1/2036	WI	25,034	6,178
Mortgage Loan ID#1000003318	4.00%	9/1/2037	CA	45,667	6,171
Mortgage Loan ID#1000003227	6.00%	8/1/2022	OR	24,338	6,170
Mortgage Loan ID#7000032686	0.50%	5/1/2043	VA	46,929	6,159
Mortgage Loan ID#1000017272**	3.00%	1/1/2018	NY	8,058	6,142
Mortgage Loan ID#1000003591	8.13%	4/15/2032	GA	18,294	6,098
Mortgage Loan ID#1000003186	13.63%	2/1/2022	VA	17,752	6,044
Mortgage Loan ID#1000003280	1.00%	10/1/2037	AZ	63,813	5,951
Mortgage Loan ID#7000038883	5.00%	9/1/2028	MI	17,894	5,888
Mortgage Loan ID#1000003407	2.00%	5/1/2037	CA	57,389	5,869
Mortgage Loan ID#1000003011	4.00%	4/1/2037	CA	40,869	5,697
Mortgage Loan ID#1000003224	8.75%	2/1/2022	PA	22,137	5,677
Mortgage Loan ID#1000002445	8.50%	4/9/2028	AZ	18,495	5,637
Mortgage Loan ID#1000003106	9.38%	4/1/2022	TX	19,304	5,557
Mortgage Loan ID#7000524032	5.00%	7/1/2045	CA	24,004	5,549
Mortgage Loan ID#1000003077	13.25%	3/1/2022	NM	20,237	5,465
Mortgage Loan ID#7000016879	5.38%	4/1/2027	CA	11,514	5,411
Mortgage Loan ID#1000002462	7.00%	4/24/2026	AZ	17,928	5,399
Mortgage Loan ID#7000001886	5.25%	3/1/2040	FL	20,570	5,355
Mortgage Loan ID#1000003007	6.58%	4/1/2037	NJ	29,001	5,262
Mortgage Loan ID#1000002459	6.01%	4/1/2028	AZ	16,699	5,242
Mortgage Loan ID#1000003200	5.65%	4/1/2037	FL	39,576	5,195
Mortgage Loan ID#1000003413	4.60%	3/1/2037	NY	58,989	5,161
Mortgage Loan ID#7000044724	4.50%	9/1/2028	IL	14,881	5,148
Mortgage Loan ID#1000003003	9.63%	3/1/2022	IL	20,734	4,976
Mortgage Loan ID#1000002427	7.01%	5/1/2038	AZ	27,821	4,860
Mortgage Loan ID#1000003363	3.00%	2/1/2037	NY	54,506	4,827
Mortgage Loan ID#7000037380	3.38%	8/1/2028	DE	15,017	4,765
Mortgage Loan ID#7000014197	5.25%	1/1/2042	FL	17,032	4,587
Mortgage Loan ID#7000034325	5.00%	5/1/2028	AL	10,948	4,551
Mortgage Loan ID#1000002983	4.82%	4/1/2039	AZ	32,971	4,541
Mortgage Loan ID#1000003420	1.00%	6/1/2051	NY	98,631	4,390
Mortgage Loan ID#1000002425	8.75%	1/22/2028	AZ	7,053	4,291
Mortgage Loan ID#1000003104	13.38%	8/1/2021	OH	22,473	4,264
Mortgage Loan ID#1000003430	1.00%	11/1/2050	VA	66,208	4,243
Mortgage Loan ID#1000002530	6.00%	2/1/2039	PA	62,312	4,174
Mortgage Loan ID#1000029236**	10.90%	3/1/2037	FL	60,948	4,171
Mortgage Loan ID#7000029305	5.00%	5/1/2028	PA	11,616	4,161
Mortgage Loan ID#1000003189	1.00%	3/1/2037	FL	40,050	4,118
Mortgage Loan ID#1000003146	12.13%	3/1/2037	NC	14,215	4,110
Mortgage Loan ID#1000003272	2.38%	3/1/2037	AZ	39,877	3,927
Mortgage Loan ID#7000040113	5.50%	9/1/2028	FL	10,059	3,908
Mortgage Loan ID#1000003065	2.00%	5/1/2036	PA	32,460	3,898
Mortgage Loan ID#1000003347	1.00%	2/1/2038	NY	51,889	3,889
Mortgage Loan ID#5000004012	0.00%	11/1/2020	FL	181,852	3,813
Mortgage Loan ID#1000003303	9.63%	3/1/2022	VA	18,551	3,772
Mortgage Loan ID#1000003387	5.50%	4/1/2037	NY	61,880	3,759
Mortgage Loan ID#1000002998	3.00%	2/1/2037	OH	71,697	3,635
Mortgage Loan ID#1000002426	8.50%	3/30/2028	AZ	18,623	3,629
Mortgage Loan ID#1000003378	1.00%	11/1/2051	CA	112,950	3,533
Mortgage Loan ID#1000003067	1.00%	4/1/2038	UT	48,477	3,528
Mortgage Loan ID#7000049512	5.00%	10/1/2028	FL	8,517	3,462
Mortgage Loan ID#1000003802	11.50%	4/1/2037	MA	57,266	3,408
Mortgage Loan ID#1000002972	12.88%	1/1/2022	PA	19,045	3,228
Mortgage Loan ID#1000003102	13.00%	4/1/2022	NY	13,391	3,199
Mortgage Loan ID#1000003775	10.00%	4/1/2037	MI	12,777	3,174
Mortgage Loan ID#1000029182**	5.98%	2/1/2037	FL	192,866	3,164
Mortgage Loan ID#1000003983	4.75%	6/1/2039	CT	11,796	3,116
Mortgage Loan ID#7000056207	5.13%	10/1/2028	AZ	8,075	3,112
Mortgage Loan ID#7000144524	4.00%	3/1/2044	NV	16,355	3,083
Mortgage Loan ID#7000227562	4.00%	6/1/2044	CA	13,777	3,051
Mortgage Loan ID#1000000614	6.00%	12/1/2039	IN	10,208	2,969
Mortgage Loan ID#1000003356	1.00%	6/1/2052	NY	82,908	2,922
Mortgage Loan ID#1000003392	1.00%	11/1/2039	NY	39,200	2,884
Mortgage Loan ID#7000037510	5.00%	9/1/2028	CT	4,619	2,674
Mortgage Loan ID#1000003073	8.00%	3/1/2027	NV	8,872	2,649
Mortgage Loan ID#1000003218	5.00%	4/1/2037	VA	50,376	2,645
Mortgage Loan ID#1000002531	1.00%	2/1/2044	NY	52,250	2,455
Mortgage Loan ID#7000098633	4.50%	2/1/2044	FL	7,161	2,412
Mortgage Loan ID#1000002987	10.13%	7/1/2021	CA	60,049	2,390
Mortgage Loan ID#1000003768	6.88%	3/1/2037	TN	16,960	2,354
Mortgage Loan ID#7000242451	3.75%	7/1/2044	FL	11,982	2,353
Mortgage Loan ID#7000036539	4.88%	7/1/2028	IL	6,668	2,332
Mortgage Loan ID#7000036523	6.00%	9/1/2043	IL	4,474	2,209
Mortgage Loan ID#1000002992	9.88%	1/1/2022	WY	8,715	2,166
Mortgage Loan ID#1000003255	12.13%	3/1/2022	MN	4,460	2,084
Mortgage Loan ID#7000275218	4.00%	8/1/2044	IN	12,079	2,082
Mortgage Loan ID#1000002569	4.00%	5/1/2037	FL	62,949	1,853
Mortgage Loan ID#1000003115	1.00%	5/1/2038	NJ	27,802	1,751
Mortgage Loan ID#1000003767	3.00%	12/1/2036	TN	17,044	1,721
Mortgage Loan ID#7000001222	5.00%	2/1/2040	TX	10,909	1,715
Mortgage Loan ID#1000003811	1.00%	10/1/2049	GA	62,376	1,710
Mortgage Loan ID#1000003059	1.00%	7/1/2038	AZ	18,395	1,686
Mortgage Loan ID#1000003090	11.63%	3/1/2022	TX	7,201	1,615
Mortgage Loan ID#7000362626	3.00%	11/1/2044	FL	9,930	1,565
Mortgage Loan ID#7000032678	4.00%	5/1/2028	OH	4,873	1,556
Mortgage Loan ID#1000002905	4.00%	4/1/2037	MN	75,520	1,534
Mortgage Loan ID#1000003956	8.50%	12/1/2036	AL	52,170	1,453
Mortgage Loan ID#1000003372	2.00%	3/1/2037	VA	74,770	1,424
Mortgage Loan ID#1000003088	8.90%	3/1/2037	TX	12,951	1,265
Mortgage Loan ID#1000003815	1.00%	12/1/2048	MD	19,686	1,211
Mortgage Loan ID#1000003317	6.50%	2/1/2037	NJ	54,698	1,175
Mortgage Loan ID#1000003220	1.00%	6/1/2052	IL	39,122	1,157
Mortgage Loan ID#1000003151	13.75%	3/1/2022	MN	30,043	1,104
Mortgage Loan ID#1000003807	1.00%	5/1/2044	MD	24,221	1,075
Mortgage Loan ID#7000314799	5.00%	10/1/2029	OH	4,876	763
Mortgage Loan ID#7000106608	5.00%	2/1/2029	CA	13,318	590
Mortgage Loan ID#1000003096	11.25%	2/1/2022	TX	11,653	468
Mortgage Loan ID#1000027712**	7.75%	4/5/2021	TX	202	191
Mortgage Loan ID#1000002484	1.00%	1/1/2052	IL	37,527	168
Mortgage Loan ID#1000003019	1.00%	6/1/2054	FL	32,059	159
Mortgage Loan ID#1000003783	6.00%	3/1/2037	AR	11,878	62
Mortgage Loan ID#1000003217	5.50%	3/1/2037	NV	23,337	1
Mortgage Loan ID#7000030263	5.00%	8/1/2028	WI	5,430	-
Mortgage Loan ID#5000004018	0.00%	9/1/2016	FL	2,250	-
Mortgage Loan ID#7000057184	4.50%	10/1/2028	AZ	19,461	-
Mortgage Loan ID#7000063645	5.00%	9/1/2028	VA	11,882	-
Mortgage Loan ID#5000003985	0.00%	4/1/2016	ME	4,375	-
Mortgage Loan ID#5000003997	0.00%	12/1/2016	ID	710	-
Mortgage Loan ID#5000004007	0.00%	8/1/2017	CA	5,800	-
Mortgage Loan ID#7000038874	6.00%	8/1/2028	OH	10,848	-
Mortgage Loan ID#1000000581	5.50%	8/1/2039	WA	49,291	-
Mortgage Loan ID#1000026128	5.88%	6/1/2036	IN	79,168	-
Mortgage Loan ID#7000033764	5.00%	7/1/2028	IL	13,675	-
Mortgage Loan ID#6000000582	1.00%	11/1/2038	NY	58,398	-
Mortgage Loan ID#7000004323	2.00%	8/1/2040	FL	121,631	-
Mortgage Loan ID#7000026184	5.00%	12/1/2027	TN	12,619	-
Mortgage Loan ID#1000025930**	3.00%	8/1/2038	MS	40,111	-
Mortgage Loan ID#1000025950**	4.63%	9/1/2054	IL	102,393	-
Mortgage Loan ID#1000001468	0.00%	12/1/2023	NY	10,000	-
Mortgage Loan ID#1000002406	10.25%	11/1/2020	IL	49,062	-
Mortgage Loan ID#1000002417	6.50%	11/1/2037	AZ	50,399	-
Mortgage Loan ID#1000002422	10.25%	5/12/2028	AZ	13,386	-
Mortgage Loan ID#1000002432	9.75%	5/1/2028	AZ	18,012	-
Mortgage Loan ID#1000002435	5.18%	4/1/2028	AZ	26,991	-
Mortgage Loan ID#1000002513	8.37%	10/1/2036	NJ	74,519	-
Mortgage Loan ID#1000002517	1.00%	4/1/2037	DC	29,170	-
Mortgage Loan ID#1000002519	13.38%	3/1/2022	NJ	85,620	-
Mortgage Loan ID#1000002526	9.50%	7/1/2031	NJ	50,000	-
Mortgage Loan ID#1000002527	2.00%	12/1/2036	NJ	20,463	-
Mortgage Loan ID#1000002528	2.00%	3/1/2037	NJ	132,028	-
Mortgage Loan ID#1000002533	12.75%	3/1/2022	NY	179,088	-
Mortgage Loan ID#1000002534	2.00%	9/1/2022	NJ	108,500	-
Mortgage Loan ID#1000002538	2.00%	6/1/2036	NY	89,391	-
Mortgage Loan ID#1000002553	1.00%	5/1/2054	NV	46,085	-
Mortgage Loan ID#1000002564	5.68%	9/1/2037	FL	48,996	-
Mortgage Loan ID#1000002567	11.50%	2/1/2022	VA	58,649	-
Mortgage Loan ID#1000002568	10.75%	4/1/2022	IL	52,139	-
Mortgage Loan ID#1000002571	2.00%	7/1/2036	NJ	85,612	-
Mortgage Loan ID#1000002575	4.63%	11/1/2036	NY	85,801	-
Mortgage Loan ID#1000002580	3.10%	3/1/2036	NY	86,665	-
Mortgage Loan ID#1000002582	12.75%	4/1/2021	NY	103,510	-
Mortgage Loan ID#1000002594	12.25%	11/1/2021	IL	13,368	-
Mortgage Loan ID#1000002619	2.00%	11/1/2036	FL	19,395	-
Mortgage Loan ID#1000002649	13.00%	1/1/2022	FL	40,803	-
Mortgage Loan ID#1000002681	14.00%	3/1/2022	FL	67,464	-
Mortgage Loan ID#1000002723	6.00%	3/1/2022	AZ	34,151	-
Mortgage Loan ID#1000002726	13.50%	4/15/2032	FL	41,392	-
Mortgage Loan ID#1000002737	2.00%	2/1/2022	TX	19,418	-
Mortgage Loan ID#1000002758	11.00%	4/1/2022	FL	25,564	-
Mortgage Loan ID#1000002768	11.38%	2/1/2022	AZ	21,809	-
Mortgage Loan ID#1000002770	12.25%	6/1/2031	FL	39,977	-
Mortgage Loan ID#1000002771	11.88%	10/1/2031	FL	19,620	-
Mortgage Loan ID#1000002784	12.63%	2/1/2022	FL	83,881	-
Mortgage Loan ID#1000002785	14.25%	5/1/2022	FL	28,347	-
Mortgage Loan ID#1000002791	11.38%	4/1/2022	FL	41,930	-
Mortgage Loan ID#1000002796	11.25%	4/1/2022	IL	48,863	-
Mortgage Loan ID#1000002797	12.75%	1/1/2022	FL	30,544	-
Mortgage Loan ID#1000002803	10.88%	3/1/2022	IL	55,217	-
Mortgage Loan ID#1000002835	10.50%	5/1/2022	NJ	58,382	-
Mortgage Loan ID#1000002848	14.25%	9/1/2021	NJ	75,905	-
Mortgage Loan ID#1000002869	1.00%	3/1/2037	CA	81,693	-
Mortgage Loan ID#1000002874	12.50%	3/1/2022	NY	86,796	-
Mortgage Loan ID#1000002877	2.00%	9/1/2036	NY	90,125	-
Mortgage Loan ID#1000002904	6.00%	3/1/2022	NY	48,338	-
Mortgage Loan ID#1000002909	2.00%	7/1/2036	FL	79,315	-
Mortgage Loan ID#1000002915	1.00%	2/1/2022	NY	135,226	-
Mortgage Loan ID#1000002919	12.25%	2/1/2022	NY	108,421	-
Mortgage Loan ID#1000002934	11.75%	3/1/2022	CA	63,761	-
Mortgage Loan ID#1000002970	9.63%	1/1/2022	CA	55,487	-
Mortgage Loan ID#1000002978	9.38%	3/1/2022	FL	20,302	-
Mortgage Loan ID#1000002981	10.50%	1/1/2022	OH	22,827	-
Mortgage Loan ID#1000002997	5.13%	4/1/2037	NY	55,559	-
Mortgage Loan ID#1000002999	10.75%	2/1/2022	TX	25,151	-
Mortgage Loan ID#1000003000	1.00%	3/1/2037	AZ	57,563	-
Mortgage Loan ID#1000003027	10.50%	3/1/2022	FL	50,213	-
Mortgage Loan ID#1000003038	4.13%	1/1/2037	IL	46,985	-
Mortgage Loan ID#1000003041	11.63%	3/1/2022	IL	63,587	-
Mortgage Loan ID#1000003049	10.13%	8/1/2022	CA	28,818	-
Mortgage Loan ID#1000003068	9.01%	1/1/2037	FL	18,958	-
Mortgage Loan ID#1000003071	4.71%	5/1/2032	FL	25,139	-
Mortgage Loan ID#1000003092	12.13%	2/1/2022	PA	6,657	-
Mortgage Loan ID#1000003094	7.30%	3/1/2037	TX	20,355	-
Mortgage Loan ID#1000003101	5.50%	2/1/2037	FL	50,730	-
Mortgage Loan ID#1000003109	2.00%	2/1/2037	FL	35,207	-
Mortgage Loan ID#1000003111	9.88%	8/1/2022	AZ	36,273	-
Mortgage Loan ID#1000003147	3.00%	4/1/2037	FL	45,801	-
Mortgage Loan ID#1000003164	12.50%	3/1/2022	FL	51,085	-
Mortgage Loan ID#1000003179	9.50%	3/1/2022	AZ	30,304	-
Mortgage Loan ID#1000003192	2.00%	9/1/2036	CA	39,923	-
Mortgage Loan ID#1000003207	1.00%	3/1/2022	WA	39,095	-
Mortgage Loan ID#1000003210	6.00%	8/1/2022	FL	46,595	-
Mortgage Loan ID#1000003213	10.25%	3/1/2022	TX	43,985	-
Mortgage Loan ID#1000003226	5.50%	2/1/2037	FL	24,637	-
Mortgage Loan ID#1000003229	1.00%	5/1/2038	PA	35,144	-
Mortgage Loan ID#1000003243	1.00%	3/1/2037	CA	63,487	-
Mortgage Loan ID#1000003246	10.75%	3/1/2022	NJ	46,826	-
Mortgage Loan ID#1000003251	6.50%	5/1/2037	CA	88,732	-
Mortgage Loan ID#1000003253	10.25%	1/1/2022	NJ	28,508	-
Mortgage Loan ID#1000003262	6.25%	4/1/2022	VA	47,636	-
Mortgage Loan ID#1000003273	4.00%	1/1/2037	IL	7,481	-
Mortgage Loan ID#1000003278	7.21%	4/1/2032	NY	68,010	-
Mortgage Loan ID#1000003291	5.50%	11/1/2036	NY	56,869	-
Mortgage Loan ID#1000003304	10.50%	5/1/2022	CA	102,443	-
Mortgage Loan ID#1000003305	11.50%	4/1/2022	CA	79,314	-
Mortgage Loan ID#1000003308	11.63%	5/1/2032	FL	73,798	-
Mortgage Loan ID#1000003313	8.19%	2/1/2037	NJ	47,344	-
Mortgage Loan ID#1000003334	6.50%	3/1/2037	CA	88,322	-
Mortgage Loan ID#1000003348	3.00%	8/1/2036	NJ	58,809	-
Mortgage Loan ID#1000003351	2.00%	5/1/2037	NY	42,305	-
Mortgage Loan ID#1000003355	3.00%	2/1/2037	VA	133,857	-
Mortgage Loan ID#1000003357	3.00%	5/1/2037	CA	76,518	-
Mortgage Loan ID#1000003364	3.00%	8/1/2037	CA	105,953	-
Mortgage Loan ID#1000003367	2.00%	4/1/2037	NY	82,587	-
Mortgage Loan ID#1000003381	11.13%	8/1/2022	NY	29,621	-
Mortgage Loan ID#1000003385	12.88%	10/1/2021	NY	44,885	-
Mortgage Loan ID#1000003388	11.00%	5/1/2022	NJ	71,597	-
Mortgage Loan ID#1000003391	2.00%	5/1/2037	NJ	52,193	-
Mortgage Loan ID#1000003395	10.50%	4/1/2022	NY	81,055	-
Mortgage Loan ID#1000003398	2.00%	2/1/2037	NJ	101,770	-
Mortgage Loan ID#1000003431	15.00%	5/1/2022	AZ	149,277	-
Mortgage Loan ID#1000003688	13.63%	2/1/2022	MI	18,734	-
Mortgage Loan ID#1000003693	9.63%	8/1/2036	GA	36,042	-
Mortgage Loan ID#1000003727	12.50%	2/1/2037	MA	29,062	-
Mortgage Loan ID#1000003741	12.38%	7/1/2036	GA	62,331	-
Mortgage Loan ID#1000003744	2.00%	7/1/2036	MA	42,622	-
Mortgage Loan ID#1000003753	12.50%	3/1/2022	MI	99,974	-
Mortgage Loan ID#1000003760	9.50%	2/1/2037	MA	42,788	-
Mortgage Loan ID#1000003780	11.38%	4/1/2037	GA	26,077	-
Mortgage Loan ID#1000003784	10.50%	4/1/2037	GA	181,824	-
Mortgage Loan ID#1000003792	13.00%	2/1/2037	MI	51,564	-
Mortgage Loan ID#1000003801	2.00%	4/1/2022	MD	32,712	-
Mortgage Loan ID#1000003805	9.75%	3/1/2037	GA	33,754	-
Mortgage Loan ID#1000003816	12.00%	4/1/2037	GA	38,482	-
Mortgage Loan ID#1000003818	11.63%	3/1/2032	MD	76,468	-
Mortgage Loan ID#5000003993	0.00%	6/1/2012	OH	500	-
Mortgage Loan ID#1000002511	2.00%	3/15/2032	NJ	297,970	-
Mortgage Loan ID#1000002556	6.38%	4/15/2032	NV	59,406	-
Mortgage Loan ID#1000002572	7.63%	8/15/2032	CA	80,047	-
Mortgage Loan ID#1000002618	1.00%	12/1/2051	NY	54,971	-
Mortgage Loan ID#1000002890	9.75%	3/15/2032	NY	24,250	-
Mortgage Loan ID#1000002921	8.13%	4/15/2032	IL	80,000	-
Mortgage Loan ID#1000002966	7.63%	3/15/2032	FL	36,270	-
Mortgage Loan ID#1000002984	5.63%	4/15/2032	AZ	61,619	-
Mortgage Loan ID#1000003014	5.63%	8/15/2032	MT	41,616	-
Mortgage Loan ID#1000003085	8.13%	10/15/2031	OH	9,882	-
Mortgage Loan ID#1000003086	8.13%	10/15/2031	OH	9,874	-
Mortgage Loan ID#1000003268	7.38%	4/15/2032	FL	8,817	-
Mortgage Loan ID#1000003275	5.38%	3/15/2032	FL	44,818	-
Mortgage Loan ID#1000003327	2.00%	4/1/2037	MN	101,592	-
Mortgage Loan ID#1000003353	1.00%	8/1/2050	WA	85,689	-
Mortgage Loan ID#1000003394	6.50%	1/15/2033	AZ	137,659	-
Mortgage Loan ID#1000003426	6.38%	4/15/2032	IL	86,603	-
Mortgage Loan ID#1000003588	5.63%	3/15/2032	GA	116,000	-
Mortgage Loan ID#1000001993	7.13%	4/1/2037	IL	100,888	(2,895)

				254,364,381	147,321,277

Description			State	Principal amount	Fair value
Real estate acquired in settlement of loans
Property ID#1000043536**			MN	$860,000	$879,900
Property ID#1000001643			FL	621,672	700,000
Property ID#1000016499**			NJ	720,000	650,000
Property ID#1000027733**			IL	573,920	625,000
Property ID#1000003584			MD	539,160	625,000
Property ID#1000027525**			NJ	554,549	607,563
Property ID#1000015181**			IL	869,995	590,000
Property ID#1002229087			GA	545,063	500,000
Property ID#1000016184**			NJ	440,000	468,796
Property ID#1000028068**			CA	485,478	465,000
Property ID#1000016154**			FL	472,046	460,000
Property ID#1000043755**			MN	478,089	449,999
Property ID#1000015537**			FL	460,000	450,000
Property ID#1000017149**			FL	637,000	445,000
Property ID#1000001655			NY	648,000	426,429
Property ID#1000029171			FL	509,600	419,900
Property ID#1000016181			FL	770,245	419,000
Property ID#1000027887**			FL	381,340	408,000
Property ID#1000015506**			FL	917,000	400,000
Property ID#1000038427**			NY	351,415	395,000
Property ID#1000028903**			CA	488,632	388,706
Property ID#1000043886**			NJ	344,509	380,955
Property ID#1000026303**			MN	487,764	380,000
Property ID#1000016162**			FL	379,778	375,000
Property ID#1000035163**			OR	689,500	370,000
Property ID#1000015110**			VA	404,288	365,000
Property ID#1000026872**			FL	537,720	350,000
Property ID#1000029097**			NJ	364,148	350,000
Property ID#1000029054**			FL	323,982	348,000
Property ID#1000017338**			PA	282,904	330,000
Property ID#1000026659**			IL	587,418	330,000
Property ID#1000043155**			FL	307,146	328,316
Property ID#1000029380**			NJ	400,000	321,535
Property ID#1000029207**			FL	354,830	315,000
Property ID#1000035172**			NY	415,887	311,781
Property ID#1000001636			FL	564,000	310,000
Property ID#1000029252**			CA	375,530	290,000
Property ID#1000027210**			NJ	339,999	285,000
Property ID#1000027288**			IL	391,812	272,500
Property ID#1000001614			NY	328,000	270,000
Property ID#1000027283**			NY	434,198	257,534
Property ID#1000044101**			PA	181,868	255,391
Property ID#1000000381			NJ	255,000	250,000
Property ID#1000027008**			MD	274,502	250,000
Property ID#1000001996			PA	191,225	250,000
Property ID#1000043590**			NM	236,339	248,000
Property ID#1000034959**			FL	414,474	240,000
Property ID#1000016110**			FL	286,771	240,000
Property ID#1000017415**			PA	245,135	240,000
Property ID#1000001933			FL	228,125	240,000
Property ID#1000043129**			FL	122,549	235,000
Property ID#1000043429**			IL	260,332	230,000
Property ID#1000001490			NY	285,000	230,000
Property ID#1000043611**			FL	236,250	225,000
Property ID#1000000538**			IL	299,999	220,000
Property ID#1000026049**			FL	234,564	215,000
Property ID#1000026640**			CO	186,865	210,000
Property ID#1000044265**			OR	180,439	205,000
Property ID#1000001949			NJ	195,145	200,000
Property ID#1000043996**			PA	240,000	198,719
Property ID#1000038451**			IL	184,189	194,900
Property ID#1000027736**			NJ	215,996	188,443
Property ID#1000028953**			FL	233,596	180,000
Property ID#1000025971**			CA	176,406	176,406
Property ID#1000029296**			FL	333,511	175,000
Property ID#1000026688**			MO	162,816	172,304
Property ID#1000044136**			MD	296,082	171,500
Property ID#1000035646**			OR	207,000	170,000
Property ID#1000028801**			FL	187,200	165,000
Property ID#1000028807**			NJ	368,033	163,000
Property ID#1000034760**			NY	192,490	160,000
Property ID#1000028830			NJ	283,816	155,000
Property ID#1000044233**			NJ	179,134	155,000
Property ID#1000016347**			OH	141,559	153,520
Property ID#1000015617**			FL	187,903	151,755
Property ID#1000017433**			SC	116,079	150,000
Property ID#1000002039			NJ	262,475	147,764
Property ID#1000000226**			AZ	163,669	145,000
Property ID#1000016328**			NJ	138,797	145,000
Property ID#1000027991**			GA	166,641	134,000
Property ID#1000028824**			TX	157,939	132,000
Property ID#1000029250**			IL	402,528	129,900
Property ID#1000000379**			TX	209,970	128,000
Property ID#1000026336**			PA	139,002	128,000
Property ID#1000043380**			TN	121,441	125,000
Property ID#1000035556**			FL	141,777	118,716
Property ID#1000043550**			NJ	193,444	113,000
Property ID#1000029233**			FL	87,615	110,000
Property ID#1000000591			NJ	317,267	105,000
Property ID#1000015132**			IL	267,660	104,544
Property ID#1000029258**			PA	115,263	100,000
Property ID#1000035002**			IL	178,595	100,000
Property ID#1000027607**			IL	107,449	95,000
Property ID#1000028175**			IL	160,813	95,000
Property ID#1000016574**			IL	160,406	94,000
Property ID#1002229033			NC	77,510	93,000
Property ID#1000027095**			FL	92,799	92,799
Property ID#1000016871**			RI	206,663	90,000
Property ID#1000016437**			IL	133,766	86,700
Property ID#1000026556**			FL	135,516	85,000
Property ID#1000016047**			MA	196,772	79,000
Property ID#1000044133**			MD	126,711	78,000
Property ID#1000034755**			OR	53,656	76,900
Property ID#1000038414**			FL	110,871	76,500
Property ID#1000029417**			FL	173,000	76,449
Property ID#1000026994**			NC	82,596	75,000
Property ID#1000044201**			IL	175,641	75,000
Property ID#1000035080**			NJ	155,369	70,477
Property ID#1000034972**			NJ	283,530	70,000
Property ID#1000028256**			IL	179,064	65,000
Property ID#1000044223**			OK	82,868	65,000
Property ID#1000016867**			NY	113,903	63,000
Property ID#1000043627**			LA	130,145	62,000
Property ID#1000038554**			IL	124,813	60,000
Property ID#1000016091**			NY	75,372	59,900
Property ID#1000038533**			IL	138,251	59,900
Property ID#1000001686			NY	85,384	59,900
Property ID#1000027505**			NY	123,383	59,000
Property ID#1000043920**			NC	92,276	55,000
Property ID#1000028485**			IL	132,559	55,000
Property ID#1000043088**			NJ	82,226	52,900
Property ID#1000038532**			IL	111,378	52,000
Property ID#1000002239			FL	141,470	50,000
Property ID#1000027308**			ID	80,863	49,900
Property ID#1000043736**			NJ	114,827	47,960
Property ID#1000025919**			OH	47,400	40,303
Property ID#1000034766**			NJ	58,017	39,000
Property ID#1000043710**			PA	136,830	35,000
Property ID#1000016929**			ME	114,583	21,348
Property ID#1000001766			NY	38,544	19,900
Property ID#1000000764			FL	69,868	19,836
Property ID#1000001669			IL	199,616	13,500
Property ID#1000043879**			WI	10,916	10,916

				36,638,716	28,868,864

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $153,320,064)				291,003,097	176,190,141

INVESTMENTS IN AFFILIATES - 29%*

Name of Issuer				Shares	Fair value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^				$43,231,174	$43,231,174

TOTAL INVESTMENTS IN AFFILIATES (Cost $43,231,174)				43,231,174	43,231,174

TOTAL INVESTMENTS (Cost $196,551,238)					$219,421,315

LIABILITIES - 57%*		Note	Maturity
Description		interest rate	date	Principal amount	Fair value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^		4.00%	3/25/2055	$80,921,835	$80,118,686
PNMAC 2015-NPL1 A-1-REGS ^		4.00%	3/25/2055	6,575,979	6,510,712

TOTAL LIABILITIES (Proceeds $87,390,151)				87,497,814	86,629,398

Other assets in excess of other liabilities - 12%*					18,179,345

TOTAL PARTNERS’ CAPITAL - 100%*					$150,971,262

* Percentages are stated as a percent of partners’ capital
** Pledged as collateral for asset-backed financing (See Note 5)
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

Deloitte & Touche LLP 555 West 5th Street Suite 2700 Los Angeles, CA 90013-1010 USA

Tel: +1 213 688 0800
Fax: +1 213 688 0100
www.deloitte.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS
To the Board of Directors and Partners of
PNMAC Mortgage Opportunity Fund, LP and subsidiaries:

We have audited the accompanying schedule of investments (the “schedule”) of PNMAC Mortgage Opportunity Fund, LP and subsidiaries (the “Master Fund”) as of December 31, 2015 (included in Item 6 of this Form N-CSR). The schedule is the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on this schedule based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the schedule is free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting as it relates to the schedule. Our audit included consideration of internal control over financial reporting as it relates to the schedule as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting as it relates to the schedule. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the schedule, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall schedule presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the schedule of investments referred to above presents fairly, in all material respects, the investments of PNMAC Mortgage Opportunity Fund, LP and subsidiaries as of December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

October 27, 2017

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The Five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, David M. Walker, Andy S. Chang, and Vandad Fartaj. The titles, business experience, and length of service of Messrs. Kurland, Spector, Walker, Chang, and Fartaj are included in the following table:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Stanford L. Kurland (63) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Founder, Chairman and Chief Executive Officer of the Investment Adviser	Served since May 29, 2008	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	Chairman and Chief Executive Officer of the Investment Adviser
David A. Spector (52) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Executive Managing Director and Chief Investment Officer of the Investment Adviser	Served since May 29, 2008
Executive Managing Director and Chief Investment Officer of the Investment Adviser; formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.

As Executive Managing Director and Chief Investment Officer, is responsible for oversight of all activities pertaining to investments, and directs the activities of portfolio management, capital markets, and credit as each relates to mortgage credit and company credit risk

David M. Walker (60) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Senior Managing Director and Chief Risk Officer of the Investment Adviser	Served since May 29, 2008
Senior Managing Director and Chief Risk Officer of the Investment Adviser; formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.

As Senior Managing Director and Chief Risk Officer, is responsible for developing and maintaining the loan grading system, default curves, the loan loss severity matrix, new loan underwriting and modification standards, overseeing representation and warranty claims.

Andy S. Chang (38) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Senior Managing Director and Chief Business Development Officer of the Investment Adviser	Served since May 29, 2008	Senior Managing Director and Chief Business Development Officer of the Investment Adviser; formerly, Director at Blackrock and leader of its Advisory Services practice
As Senior Managing Director and Chief Business Development Officer, is responsible for establishing relationships with sellers, negotiating purchase/sales agreements, and coordinating transaction details.

Vandad Fartaj (44) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Senior Managing Director and Chief Capital Markets Officer of the Investment Adviser	Served since March 3, 2010
Senior Managing Director and Chief Capital Markets Officer of the Investment Adviser; formerly, Managing Director, Capital Markets for PNMAC Capital Markets, LLC, and Vice President, Whole Loan Trading for Countrywide Securities Corporation
As Senior Managing Director and Chief Capital Markets Officer, is responsible for all capital markets activities including asset valuation, trading, hedging and research.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2015:

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$344,364,570	2	$344,364,570
Other pooled investment vehicles	3	$5,990,689,286	2	$5,945,551,950
Other accounts				$0
David A. Spector
Registered investment companies	2	$344,364,570	2	$344,364,570
Other pooled investment vehicles	3	$5,990,689,286	2	$5,945,551,950
Other accounts				$0
Vandad Fartaj
Registered investment companies	2	$344,364,570	2	$344,364,570
Other pooled investment vehicles	3	$5,990,689,286	2	$5,945,551,950
Other accounts				$0

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
David M. Walker
Registered investment companies	2	$344,364,570	2	$344,364,570
Other pooled investment vehicles	3	$5,990,689,286	2	$5,945,551,950
Other accounts				$0
Andy S. Chang
Registered investment companies	2	$344,364,570	2	$344,364,570
Other pooled investment vehicles	3	$5,990,689,286	2	$5,945,551,950
Other accounts				$0

 Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities (“Other Accounts”). Investment opportunities will be apportioned among the Fund and Other Accounts pursuant to an allocation methodology that assesses the risk/expected return of loans in a given population such that each Fund and Other Accounts receive a pro-rata share based on capital available for investment. There is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(3) Compensation:

Messrs. Kurland, Spector, Walker, Chang, and Fartaj receive a fixed salary and a discretionary bonusfrom Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment Adviser. Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein. During the year ended December 31, 2014, Messrs. Kurland, Spector, Walker, Chang, and Fartaj received from one of the managed accounts, restricted stock units which vest over a four year period. None of Messrs. Kurland, Spector, Walker, Chang and Fartaj receive any direct compensation from the Registrant.

(4) The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of December 31, 2015:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
David M. Walker	None
Andy S. Chang	None
Vandad Fartaj	None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)          /s/ David A. Spector
David A. Spector, CEO

Date        October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ David A. Spector
David A Spector, CEO

Date        October 27, 2017

By (Signature and Title)          /s/ Andrew S. Chang
Andrew S. Chang, CFO

Date        October 27, 2017